UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2011 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 99.1%
Consumer Discretionary - 13.6%
AMC Networks, Inc., Class A*	3,000		$95,850
American Greetings Corp., Class A	11,900	[2]	220,150
Brinker International, Inc.	12,200		255,224
Crocs, Inc.*	12,300		291,141
Deckers Outdoor Corp.*	1,100		102,586
Dillard’s, Inc., Class A	4,300		186,964
Foot Locker, Inc.	24,300		488,187
Fossil, Inc.*	2,850		231,021
GameStop Corp.*	4,300	[2]	99,330
Gannett Co., Inc.	13,300		126,749
ITT Educational Services, Inc.*	3,100	[2]	178,498
Lear Corp.	5,000		214,500
Liberty Media Corp., Class A*	2,300		146,188
PetSmart, Inc.	4,500		191,925
Polaris Industries, Inc.	11,050		552,168
Scripps Networks Interactive, Inc., Class A	1,900		70,623
Tempur-Pedic International, Inc.*	3,100		163,091
Tractor Supply Co.	10,400		650,520
TRW Automotive Holdings Corp.*	4,300		140,739
Tupperware Brands Corp.	3,700		198,838
Weight Watchers International, Inc.	4,400		256,300
Williams-Sonoma, Inc.	3,600		110,844
Total Consumer Discretionary			4,971,436
Consumer Staples - 4.4%
BJ’s Wholesale Club, Inc.*	2,000		102,480
Constellation Brands, Inc.*	3,300		59,400
Corn Products International, Inc.	2,800		109,872
Green Mountain Coffee Roasters, Inc.*	3,400		315,996
Hansen Natural Corp.*	4,200		366,618
Herbalife, Ltd.	4,300		230,480
Hormel Foods Corp.	9,500		256,690
Ralcorp Holdings, Inc.*	2,200		168,762
Total Consumer Staples			1,610,298
Energy - 6.2%
Atwood Oceanics, Inc.*	1,500		51,540
Cabot Oil & Gas Corp.	6,400		396,224
CAL Dive International, Inc.*	25,100		328,810
CVR Energy, Inc.*	6,100		128,954
Golar LNG, Ltd.	4,200	[2]	133,476
Patterson-UTI Energy, Inc.	6,500		112,710

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Energy - 6.2% (continued)
Rosetta Resources, Inc.*	4,100		$140,302
Seacor Holdings, Inc.	4,800		385,008
Southern Union Co.	5,000		202,850
St. Mary Land & Exploration Co.	3,000		181,950
Tesoro Corp.*	6,600		128,502
Unit Corp.*	2,000		73,840
Total Energy			2,264,166
Financials - 19.3%
Allied World Assurance Co. Holdings, Ltd.	6,500		349,115
American Campus Communities, Inc.	11,600		431,636
American Capital Agency Corp.	16,200		439,020
Arch Capital Group, Ltd.*	12,100		395,368
Assurant, Inc.	15,000		537,000
BancorpSouth, Inc.	17,900	[2]	157,162
Cathay General Bancorp	18,900		215,082
CBL & Associates Properties, Inc.	11,800		134,048
Comerica, Inc.	4,700		107,959
Commerce Bancshares, Inc.	6,340		220,315
Commonwealth REIT	15,200		288,344
East West Bancorp, Inc.	6,600		98,406
Eaton Vance Corp.	7,900		175,933
Equity One, Inc.	3,800		60,268
First American Financial Corp.	14,400		184,320
Hospitality Properties Trust	14,900		316,327
Liberty Property Trust	9,800	[2]	285,278
MFA Financial, Inc.	8,200		57,564
National Retail Properties, Inc.	31,100		835,657
Raymond James Financial, Inc.	10,700		277,772
Rayonier, Inc.	16,500		607,035
SVB Financial Group*	6,400		236,800
Torchmark Corp.	4,500		156,870
Transatlantic Holdings, Inc.	2,300		111,596
Waddell & Reed Financial, Inc.	7,600		190,076
Webster Financial Corp.	4,400		67,320
Zions Bancorporation	7,400		104,118
Total Financials			7,040,389
Health Care - 12.2%
AMERIGROUP Corp.*	11,900		464,219
Charles River Laboratories International, Inc.*	11,300		323,406
Cooper Companies, Inc., The	6,600		522,390
Coventry Health Care, Inc.*	5,500		158,455
Health Net, Inc.*	21,900		519,249

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 12.2% (continued)
Henry Schein, Inc.*	2,500		$155,025
Kinetic Concepts, Inc.*	2,600		171,314
Medicis Pharmaceutical Corp., Class A	14,500		528,960
Mettler-Toledo International, Inc.*	700		97,972
PerkinElmer, Inc.	10,600		203,626
Quality Systems, Inc.	4,200	[2]	407,400
Sirona Dental Systems, Inc.*	6,800		288,388
Techne Corp.	2,400		163,224
Thoratec Corp.*	2,300		75,072
United Therapeutics Corp.*	5,500		206,195
WellCare Health Plans, Inc.*	4,300		163,314
Total Health Care			4,448,209
Industrials - 14.4%
AGCO Corp.*	6,100		210,877
Alaska Airgroup, Inc.*	5,600		315,224
Chicago Bridge & Iron Co., N.V.	2,800		80,164
Crane Co.	8,700		310,503
EMCOR Group, Inc.*	10,500		213,465
Esterline Technologies Corp.*	4,300		222,912
Gardner Denver, Inc.	2,600		165,230
Granite Construction, Inc.	9,700		182,069
Harsco Corp.	17,500		339,325
Herman Miller, Inc.	7,300		130,378
Hubbell, Inc.	5,300		262,562
J.B. Hunt Transport Services, Inc.	6,000		216,720
KBR, Inc.	17,700		418,251
Kennametal, Inc.	13,000		425,620
Manpower, Inc.	12,200		410,164
Snap-On, Inc.	1,900		84,360
Timken Co.	12,400		406,968
Towers Watson & Co., Class A	8,000		478,240
URS Corp.*	4,000		118,640
Werner Enterprises, Inc.	12,700		264,541
Total Industrials			5,256,213
Information Technology - 15.7%
ACI Worldwide, Inc.*	7,500		206,550
Advanced Micro Devices, Inc.*	20,600		104,648
Alliance Data Systems Corp.*	7,200		667,440
Anixter International, Inc.	11,000		521,840
Cadence Design Systems, Inc.*	63,100		583,044
Cypress Semiconductor Corp.*	9,300		139,221
Freescale Semiconductor Holdings I, Ltd.*	12,000		132,360

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Information Technology - 15.7% (continued)
Gartner, Inc.*	10,300		$359,161
Global Payments, Inc.	6,300		254,457
IAC/InterActiveCorp*	5,500		217,525
Integrated Device Technology, Inc.*	10,500		54,075
International Rectifier Corp.*	5,700		106,134
IPG Photonics Corp.*	2,500		108,600
Jabil Circuit, Inc.	9,100		161,889
LSI Logic Corp.*	31,000		160,580
MICROS Systems, Inc.*	5,100		223,941
NCR Corp.*	25,000		422,250
NeuStar, Inc., Class A*	3,400		85,476
Polycom, Inc.*	14,800		271,876
Rackspace Hosting, Inc.*	4,300		146,802
TIBCO Software, Inc.*	9,600		214,944
Varian Semiconductor Equipment Associates, Inc.*	2,900		177,335
Veeco Instruments, Inc.*	4,500	[2]	109,800
VeriSign, Inc.	4,800		137,328
Vishay Intertechnology, Inc.*	22,900		191,444
Total Information Technology			5,758,720
Materials - 5.8%
Cabot Corp.	14,600		361,788
Coeur d’Alene Mines Corp.*	5,200		111,488
Commercial Metals Co.	16,200		154,062
Domtar Corp.	7,275		495,937
Sealed Air Corp.	11,000		183,700
Temple-Inland, Inc.	4,300		134,891
Westlake Chemical Corp.	7,300		250,244
Worthington Industries, Inc.	30,600		427,482
Total Materials			2,119,592
Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	3,600		76,500
Utilities - 7.3%
Alliant Energy Corp.	10,500		406,140
Cleco Corp.	9,700		331,158
DPL, Inc.	4,600		138,644
Energen Corp.	7,300		298,497
Idacorp, Inc.	9,600		362,688
NiSource, Inc.	26,200		560,156
Pepco Holdings, Inc.	7,700		145,684
PNM Resources, Inc.	27,100		445,253
Total Utilities			2,688,220
Total Common Stocks (cost $38,457,785)			36,233,743

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Short-Term Investments - 4.6% [3]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	159,721	$127,777
BNY Mellon Overnight Government Fund, 0.08% [7]	1,165,107	1,165,107
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	358,579	358,579
Total Short-Term Investments (cost $1,683,407)		1,651,463
Total Investments - 103.7% (cost $40,141,192)		37,885,206
Other Assets, less Liabilities - (3.7)%		(1,332,198)
Net Assets - 100.0%		$36,553,008

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 56.4%
Consumer Discretionary - 5.7%
Brinker International, Inc.	5,400	$112,968
CBS Corp., Class B	6,750	137,565
DISH Network Corp., Class A*	4,325	108,384
Harley-Davidson, Inc.	1,700	58,361
Macy’s, Inc.	2,950	77,644
Polaris Industries, Inc.	1,100	54,967
Ross Stores, Inc.	1,550	121,970
Signet Jewelers, Ltd.*	1,775	59,995
TJX Cos., Inc., The	2,700	149,769
TRW Automotive Holdings Corp.*	3,850	126,010
V.F. Corp.	700	85,064
Viacom, Inc., Class B	3,550	137,527
Wynn Resorts, Ltd.	700	80,556
Total Consumer Discretionary		1,310,780
Consumer Staples - 6.0%
Brown-Forman Corp.	850	59,619
Coca-Cola Enterprises, Inc.	4,100	102,008
Colgate-Palmolive Co.	1,450	128,586
Corn Products International, Inc.	3,125	122,625
Costco Wholesale Corp.	1,500	123,180
Dr Pepper Snapple Group, Inc.	3,275	127,004
Estee Lauder Co., Class A	1,275	111,996
Herbalife, Ltd.	2,150	115,240
Hormel Foods Corp.	6,100	164,822
Kroger Co., The	5,250	115,290
Lorillard, Inc.	675	74,722
Philip Morris International, Inc.	2,400	149,712
Total Consumer Staples		1,394,804
Energy - 5.9%
Cabot Oil & Gas Corp.	1,750	108,342
Chevron Corp.	3,325	307,630
ConocoPhillips Co.	3,350	212,122
Devon Energy Corp.	1,350	74,844
Exxon Mobil Corp.	3,645	264,736
Halliburton Co.	2,625	80,115
Patterson-UTI Energy, Inc.	5,900	102,306
Seacor Holdings, Inc.	825	66,173
Tesoro Corp.*	4,000	77,880
Valero Energy Corp.	3,600	64,008
Total Energy		1,358,156

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Financials - 7.9%
ACE, Ltd.	1,650		$99,990
American Financial Group, Inc.	3,800		118,066
Annaly Capital Management, Inc.	7,550		125,556
Berkshire Hathaway, Inc., Class B*	900		63,936
Capital One Financial Corp.	3,200		126,816
Chubb Corp., The	1,600		95,984
Citigroup, Inc.	5,130		131,431
Commonwealth REIT	7,200		136,584
Discover Financial Services	3,300		75,702
Goldman Sachs Group, Inc.	705		66,658
JPMorgan Chase & Co.	5,348		161,082
KeyCorp	26,400		156,552
M&T Bank Corp.	1,700		118,830
Metlife, Inc.	3,350		93,834
Public Storage, Inc.	1,275		141,971
SLM Corp.	4,000		49,800
Wells Fargo & Co.	3,600		86,832
Total Financials			1,849,624
Health Care - 6.7%
Aetna, Inc.	1,900		69,065
AmerisourceBergen Corp.	6,800		253,436
Amgen, Inc.*	2,150		118,142
Becton, Dickinson and Co.	1,175		86,151
Humana, Inc.	2,025		147,278
Johnson & Johnson	6,650		423,673
Medco Health Solutions, Inc.*	700		32,823
PerkinElmer, Inc.	3,400		65,314
Pfizer, Inc.	14,257		252,064
United Therapeutics Corp.*	2,500		93,725
Total Health Care			1,541,671
Industrials - 5.5%
Caterpillar, Inc.	1,500		110,760
Fluor Corp.	900	[2]	41,895
General Dynamics Corp.	1,700		96,713
General Electric Co.	11,350		172,974
Grainger (W.W.), Inc.	1,400		209,356
KBR, Inc.	1,700		40,171
Norfolk Southern Corp.	1,950		118,989
Northrop Grumman Corp.	3,000		156,480
Timken Co.	5,550		182,151
United Parcel Service, Inc., Class B	2,225		140,509
Total Industrials			1,269,998

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 12.1%
Accenture PLC, Class A	3,300	$173,844
Altera Corp.	3,825	120,602
Apple, Inc.*	1,060	404,051
Automatic Data Processing, Inc.	3,025	142,629
Cognizant Technology Solutions Corp.*	1,875	117,562
Dell, Inc.*	5,650	79,948
F5 Networks, Inc.*	1,300	92,365
Google, Inc.*	270	138,883
Intel Corp.	4,700	100,251
International Business Machines Corp.	1,575	275,672
LSI Logic Corp.*	15,700	81,326
Microsoft Corp.	10,450	260,100
NCR Corp.*	3,050	51,514
Oracle Corp.	9,225	265,126
QUALCOMM, Inc.	4,700	228,561
Visa, Inc., Class A	2,525	216,443
Vishay Intertechnology, Inc.*	8,700	72,732
Total Information Technology		2,821,609
Materials - 2.2%
Alcoa, Inc.	9,900	94,743
CF Industries Holdings, Inc.	1,200	148,068
Domtar Corp.	1,375	93,734
Freeport McMoRan Copper & Gold, Inc., Class B	2,075	63,184
PPG Industries, Inc.	1,475	104,224
Total Materials		503,953
Telecommunication Services - 1.8%
Verizon Communications, Inc.	11,500	423,200
Utilities - 2.6%
Ameren Corp.	4,350	129,500
Duke Energy Corp.	11,600	231,884
NiSource, Inc.	6,150	131,487
Pepco Holdings, Inc.	5,800	109,736
Total Utilities		602,607
Total Common Stocks (cost $13,177,527)		13,076,402

	Principal Amount
Corporate Bonds and Notes - 5.3%
Financials - 0.9%
American Express Co., 7.250%, 05/20/14	$40,000	45,362
Bank of America Corp., Medium Term Notes, 5.000%, 05/13/21	30,000	26,814
General Electric Capital Corp., 2.950%, 05/09/16	55,000	55,180
General Electric Capital Corp., Global Medium Term Notes, Series A, 6.750%, 03/15/32	10,000	11,449
Goldman Sachs Group, Inc., 5.250%, 07/27/21	20,000	19,768
JPMorgan Chase & Co., 6.000%, 01/15/18	15,000	16,727

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Financials - 0.9% (continued)
Wells Fargo & Co., Medium Term Notes, 4.600%, 04/01/21	$30,000	$32,129
Total Financials		207,428
Industrials - 3.9%
Altria Group, Inc., 9.700%, 11/10/18	18,000	23,886
Amgen, Inc., 4.100%, 06/15/21	20,000	21,571
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	20,000	23,341
AT&T, Inc., 3.875%, 08/15/21	20,000	20,615
AT&T, Inc., 5.100%, 09/15/14	70,000	76,927
Berkshire Hathaway, Inc., 3.750%, 08/15/21	20,000	20,325
Citigroup, Inc., 5.375%, 08/09/20	20,000	20,757
Coca-Cola Enterprises, Inc., 7.375%, 03/03/14	40,000	45,715
Comcast Corp., 5.900%, 03/15/16	35,000	40,082
ConocoPhillips, 4.600%, 01/15/15	15,000	16,445
E.I. du Pont de Nemours & Company, 5.000%, 01/15/13	6,000	6,303
Hewlett-Packard Co., 4.500%, 03/01/13	45,000	46,961
Honeywell International, Inc., 4.250%, 03/01/13	45,000	47,246
International Business Machines Corp., 5.600%, 11/30/39	15,000	18,577
JPMorgan Chase & Co., 4.625%, 05/10/21	30,000	30,728
Kellogg Co., 7.450%, 04/01/31	15,000	21,763
Kraft Foods, Inc., 5.375%, 02/10/20	20,000	22,673
Kroger Co., The, 5.500%, 02/01/13	20,000	21,067
Kroger Co., The, 6.750%, 04/15/12	40,000	41,244
McDonald’s Corp., 4.300%, 03/01/13	35,000	36,786
McDonald’s Corp., 6.300%, 10/15/37	15,000	20,324
PepsiCo, Inc., 2.500%, 05/10/16	35,000	36,275
Pfizer, Inc., 6.200%, 03/15/19	20,000	25,101
Procter & Gamble Co., The, 5.550%, 03/05/37	15,000	19,384
TransCanada Pipelines Ltd., 3.800%, 10/01/20	20,000	21,134
TransCanada Pipelines Ltd., 4.875%, 01/15/15	40,000	44,068
United Parcel Service, Inc., 6.200%, 01/15/38	20,000	27,214
Verizon Communications, Inc., 3.000%, 04/01/16	35,000	36,644
Wal-Mart Stores, Inc., 6.500%, 08/15/37	20,000	26,616
Wyeth, 5.250%, 03/15/13	35,000	37,418
Total Industrials		897,190
Utilities - 0.5%
Consolidated Edison Co. of NY, Inc., Series 2008-B, 6.750%, 04/01/38	15,000	20,555
Dominion Resources, Inc., 4.450%, 03/15/21	20,000	21,797
Duke Energy Corp., 3.550%, 09/15/21	20,000	19,994
Florida Power & Light Co., 4.850%, 02/01/13	40,000	42,002
Georgia Power Co., Series 2010-B, 5.400%, 06/01/40	15,000	17,772
Total Utilities		122,120
Total Corporate Bonds and Notes (cost $1,173,318)		1,226,738

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Mortgage-Backed Securities - 1.1%
CSFB Mortgage Securities Corp., Series 2005-C2, Class A3, 4.691%, 04/15/37	$63,885	$65,051
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	8,108	8,150
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	90,908	91,261
JPMorgan Chase Mortgage Securities Corp., Series 2002-C2, Class A2, 5.050%, 12/12/34	76,731	78,929
Total Mortgage-Backed Securities (cost $239,856)		243,391
U.S. Government and Agency Obligations - 31.8%
Federal Home Loan Bank - 3.0%
FHLB, 4.000%, 09/06/13	20,000	21,361
FHLB, 5.000%, 11/17/17	165,000	198,934
FHLB, 5.250%, 06/18/14	140,000	157,694
FHLB, 5.375%, 05/18/16	265,000	314,806
Total Federal Home Loan Bank		692,795
Federal Home Loan Mortgage Corporation - 6.5%
FHLMC, 1.625%, 09/26/12	40,000	40,533
FHLMC, 2.500%, 05/27/16	180,000	190,817
FHLMC, 3.750%, 03/27/19	370,000	418,684
FHLMC, 4.375%, 07/17/15	35,000	39,571
FHLMC, 4.500%, 01/15/14 to 11/01/24	53,418	57,344
FHLMC, 4.750%, 11/17/15	135,000	155,313
FHLMC, 5.000%, 12/01/20	48,966	52,927
FHLMC, 5.500%, 04/01/38	250,409	271,396
FHLMC, 6.000%, 01/01/38 to 06/01/38	219,752	241,630
FHLMC Gold Pool, 6.000%, 04/01/38	36,798	40,394
Total Federal Home Loan Mortgage Corporation		1,508,609
Federal National Mortgage Association - 16.5%
FNMA, 2.875%, 12/11/13	20,000	21,051
FNMA, 4.000%, 08/01/19 to 11/01/40	660,245	697,103
FNMA, 4.375%, 03/15/13	20,000	21,161
FNMA, 4.500%, 11/01/19 to 05/01/41	755,627	803,378
FNMA, 5.000%, 05/11/17 to 08/01/41	981,125	1,080,034
FNMA, 5.375%, 07/15/16 to 06/12/17	460,000	554,949
FNMA, 5.500%, 02/01/22 to 06/01/38	382,537	416,813
FNMA, 6.000%, 03/01/37 to 06/01/38	152,498	168,509
FNMA, 6.500%, 03/01/37	42,357	47,140
Total Federal National Mortgage Association		3,810,138
United States Treasury Notes - 5.8%
U.S. Treasury Notes, 1.230%, 01/15/12	100,000	100,324
U.S. Treasury Notes, 2.625%, 08/15/20	300,000	321,352
U.S. Treasury Notes, 2.750%, 02/28/18	405,000	441,418
U.S. Treasury Notes, 3.500%, 02/15/39	440,000	489,294
Total United States Treasury Notes		1,352,388
Total U.S. Government and Agency Obligations (cost $7,132,428)		7,363,930

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Short-Term Investments - 7.2% [3]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	28,392	$22,713
BNY Mellon Overnight Government Fund, 0.08% [7]	17,149	17,149
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	1,637,234	1,637,234
Total Short-Term Investments (cost $1,682,775)		1,677,096
Total Investments - 101.8% (cost $23,405,904)		23,587,557
Other Assets, less Liabilities - (1.8)%		(409,962)
Net Assets - 100.0%		$23,177,595

Managers High Yield Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 95.1%
Financials - 10.8%
Alliance Laundry Systems LLC, Term Loan, Class B, 6.250%, 09/30/16, (10/03/11) [6]	$138,140		$136,759
Alliance Laundry Systems LLC, Term Loan, Class B, 6.750%, 09/30/16, (10/01/11) [6]	3,807		3,769
Ally Financial, Inc., 6.250%, 12/01/17	265,000		231,838
Bank of America Corp., 8.000%, 12/29/49 [9]	130,000		110,649
Caesars Entertainment Operating Co., Inc., Term B-3 Loan, 3.253%, 01/28/15, (10/25/11) [6]	116,795		98,327
Caesars Entertainment Operating Co., Inc., Term B-3 Loan, 3.368%, 01/28/15, (12/30/11) [6]	829		789
CIT Group, Inc., 6.625%, 04/01/18 (a)	30,000	[2]	30,000
CIT Group, Inc., 7.000%, 05/01/16	327,983		318,553
CIT Group, Inc., 7.000%, 05/01/17	180,176		174,996
Citigroup Capital XXI, 8.300%, 12/21/57 [9]	85,000		83,512
Clear Channel Communications, Inc. Term Loan B, 3.889%, 01/29/16, (10/31/11) [6]	61,740		44,121
First Data Corp., Term Loan, Class B-2, 2.984%, 09/24/14, (10/24/11) [6]	5,111		4,484
First Data Corp., Term Loan, Class B-1, 4.234%, 03/24/18, (10/24/11) [6]	48,028		39,668
Ford Motor Credit Co. LLC, 6.625%, 08/15/17	360,000		375,324
Ford Motor Credit Co. LLC, 7.000%, 04/15/15	100,000		105,250
GMAC, Inc., 6.750%, 12/01/14	192,000		184,560
Host Hotels & Resorts, L.P., 9.000%, 05/15/17	30,000		32,550
Ineos Holdings, Ltd., Term Loan, Class B-2, 7.501%, 12/16/13, (10/31/11) [6]	96,516		95,671
Ineos Holdings, Ltd., Term Loan, Class C-2, 8.001%, 12/16/14, (10/31/11) [6]	110,403		109,437
International Lease Finance Corp., 5.750%, 05/15/16	20,000		17,794
International Lease Finance Corp., 6.250%, 05/15/19	15,000		13,057
International Lease Finance Corp., 7.125%, 09/01/18 (a)	25,000		25,219
International Lease Finance Corp., 8.250%, 12/15/20	40,000		39,300
International Lease Finance Corp., 8.625%, 09/15/15	115,000		114,569
International Lease Finance Corp., 8.750%, 03/15/17	250,000		251,875
Nuveen Investments, Inc., 2nd Lien Term Loan, 12.500%, 07/21/15, (12/30/11) [6]	70,000		72,275
Realogy Corp.,7.875%, 02/15/19 (a)	110,000	[2]	83,600
Regions Financial Corp., 5.750%, 06/15/15	90,000		87,300
Texas Competitive Electric Holdings, Term Loan, 4.726%, 10/10/14, (10/11/11) [6]	83,745		56,397
Texas Competitive Electric Holdings, Term Loan, 4.772%, 10/10/17, (11/09/11) [6]	89,075		59,987
UPCB Finance III, Ltd., 6.625%, 07/01/20 (a)	150,000		141,750
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/18/17, (12/29/11) [6]	45,000		43,388
WM Finance Corp., 11.500%, 10/01/18 (a)	45,000		41,625
Total Financials			3,228,393
Industrials - 82.2%
Academy, Ltd./Academy Finance Corp., 9.250%, 08/01/19 (a)	45,000		42,075
Accellent, Inc., 8.375%, 02/01/17	70,000		67,025
Accellent, Inc., 10.000%, 11/01/17	85,000		72,888
ACCO Brands Corp., 7.625%, 08/15/15	50,000		48,625
Aircastle, Ltd., 9.750%, 08/01/18	55,000	[2]	56,925

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 82.2% (continued)
Aleris International, Inc., 7.625%, 02/15/18 (a)	$25,000		$22,562
Alliant Techsystems, Inc., 6.750%, 04/01/16	120,000		120,900
Allison Transmission, Inc., 7.125, 05/15/19 (a)	105,000		95,550
AMC Entertainment, Inc., 8.750%, 06/01/19	20,000		19,750
AMC Entertainment, Inc., 9.750%, 12/01/20	115,000		104,650
American Axle & Manufacturing, Inc., 7.875%, 03/01/17	110,000	[2]	103,950
American Axle & Manufacturing, Inc., 9.250%, 01/15/17 (a)	20,000		20,900
American Tire Distributors, Inc., 9.750%, 06/01/17	65,000		64,675
Amkor Technologies, Inc., 7.375%, 05/01/18	100,000	[2]	97,000
Amsted Industries, Inc., 8.125%, 03/15/18 (a)	60,000		62,400
Arch Coal, Inc., 7.000%, 06/15/19 (a)	35,000		33,425
Arch Coal, Inc., 7.250%, 06/15/21 (a)	25,000		24,188
Arch Coal, Inc., 8.750%, 08/01/16	115,000		122,475
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	200,000	[2]	181,000
Ashland, Inc., 9.125%, 06/01/17	30,000		33,338
Ashtead Capital, Inc., 9.000%, 08/15/16 (a)	70,000		69,650
Aspect Software, Inc., 10.625%, 05/15/17	55,000		55,550
Associated Materials LLC, 9.125%, 11/01/17	110,000	[2]	89,650
Atkore International, Inc., 9.875%, 01/01/18 (a)	90,000		81,900
Audatex North America, Inc. 6.750%, 06/15/18 (a)	60,000		59,850
Avaya, Inc., 7.000%, 04/01/19 (a)	80,000		68,400
Avaya, Inc., 9.750%, 11/01/15	65,000		47,775
Avaya, Inc., 10.125%, 11/01/15 [10]	94,893		69,984
Avis Budget Car Rental LLC, 7.750%, 05/15/16	75,000		72,750
Avis Budget Car Rental LLC, 8.250%, 01/15/19	80,000		73,600
Avis Budget Car Rental LLC, 9.625%, 03/15/18	40,000		39,800
AWAS Aviation Capital, Ltd., 7.000%, 10/15/16 (a)	95,200		93,772
B&G Foods, Inc., 7.625%, 01/15/18	30,000		31,125
Belden, Inc., 9.250%, 06/15/19	75,000		81,375
Berry Plastics Corp., 9.750%, 01/15/21	25,000		21,375
Biomet, Inc., 10.375%, 10/15/17 [10]	385,000		396,550
Blue Merger Sub, Inc., 7.625%, 02/15/19 (a)	145,000		123,250
Bon-Ton Stores, Inc., The, 10.250%, 03/15/14	85,000	[2]	68,425
Breitburn Energy Partners, L.P., 8.625%, 10/15/20	95,000		93,575
Brigham Exploration Co., 6.875%, 06/01/19 (a)	15,000		14,700
Brigham Exploration Co., Series 1, 8.750%, 10/01/18	70,000		75,250
Building Materials Corp. of America, 6.750%, 05/01/21 (a)	55,000		52,388
Building Materials Corp. of America, 6.875%, 08/15/18 (a)	30,000		29,250
Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (a)	135,000		127,575
BWAY Holding Co., 10.000%, 06/15/18	110,000		116,050
Cablevision Systems Corp., 8.625%, 09/15/17	110,000		115,088
Caesars Entertainment Operating Co., Inc., 10.000%, 12/15/18	82,000		49,200

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 82.2% (continued)
Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	$225,000		$228,094
Calumet Specialty Products Partners, L.P., 9.375%, 05/01/19 (a)	30,000		28,050
Case New Holland, Inc., 7.875%, 12/01/17	85,000		90,950
CCH II LLC & CCH II Capital Corp., 13.500%, 11/30/16	25,000		28,625
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19	40,000		39,000
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19 (a)	30,000		29,175
CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17	10,000		10,050
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 04/30/18	200,000		204,500
Central Garden & Pet Co., 8.250%, 03/01/18	95,000		91,200
Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, 11/15/17 (a)	110,000		109,450
Chesapeake Energy Corp., 6.625%, 08/15/20	5,000		5,175
Chesapeake Energy Corp., 6.875%, 08/15/18	55,000		56,925
Chesapeake Energy Corp., 7.250%, 12/15/18	65,000		69,550
Chrysler Group LLC/CG Co-Issuer Inc., 8.000%, 06/15/19 (a)	200,000	[2]	157,000
Cincinnati Bell, Inc., 8.375%, 10/15/20	130,000		121,225
Cinemark USA, Inc., 7.375%, 06/15/21	40,000	[2]	38,000
Citizens Communications Co., 6.625%, 03/15/15	90,000		91,125
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 01/15/16 (a)	100,000		94,500
Claire’s Stores, Inc., 8.875%, 03/15/19	60,000		43,500
Clean Harbors, Inc., 7.625%, 08/15/16	96,000		100,560
Clear Channel Communications, Inc., 9.000%, 03/01/21	130,000		97,175
Clear Channel Worldwide Holdings, Inc., Series B, 9.250%, 12/15/17	255,000		262,012
Clearwater Paper Corp., 7.125%, 11/01/18	5,000		4,988
Clearwater Paper Corp.,10.625%, 06/15/16	85,000		93,606
Clearwire Communications LLC, 12.000%, 12/01/15 (a)	150,000		127,125
Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/17 (a)	25,000		15,125
Cloud Peak Energy Resources LLC/ Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	65,000		67,762
Cogent Communications Group, Inc., 8.375%, 02/15/18 (a)	55,000		56,788
Commscope, Inc., 8.250%, 01/15/19 (a)	80,000		78,400
Community Health Systems, Inc., 8.875%, 07/15/15	155,000		152,675
Complete Product Services, Inc., 8.000%, 12/15/16	135,000		135,675
Constellation Brands, Inc., 7.125%, 09/01/16	30,000		31,650
Constellation Brands, Inc., 7.250%, 05/15/17	115,000		121,325
Cricket Communications, Inc., 7.750%, 10/15/20	45,000	[2]	39,262
Cricket Communications, Inc., 7.750%, 10/15/20 (a)	10,000		8,650
Crosstex Energy, L.P., 8.875%, 02/15/18	115,000		118,450
Dana Holding Corp., 6.500%, 02/15/19	60,000		57,300
Dana Holding Corp., 6.750%, 02/15/21	15,000		14,325
DaVita, Inc., 6.375%, 11/01/18	45,000		43,312
DaVita, Inc., 6.625%, 11/01/20	10,000		9,650
Denbury Resources, Inc., 8.250%, 02/15/20	40,000		42,200

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 82.2% (continued)
Denbury Resources, Inc., 9.750%, 03/01/16	$50,000		$54,250
DineEquity, Inc., 9.500%, 10/30/18	70,000		69,825
DISH DBS Corp., 6.750%, 06/01/21 (a)	75,000		72,000
DISH DBS Corp., 7.875%, 09/01/19	285,000		292,125
Diversey, Inc., 8.250%, 11/15/19	110,000		131,725
DJO Finance LLC / DJO Finance Corp., 7.750%, 04/15/18 (a)	80,000		68,800
DJO Finance LLC, 10.875% 11/15/14	20,000		20,000
Dole Food Co., Inc., 8.000%, 10/01/16 (a)	40,000		41,100
Ducommun, Inc., 9.750%, 07/15/18 (a)	10,000		10,050
Eagle Parent, Inc., 8.625%, 05/01/19 (a)	95,000		86,450
Eagle Rock Energy Partners, L.P., 8.375%, 06/01/19 (a)	80,000		77,200
Easton-Bell Sports, Inc., 9.750%, 12/01/16	145,000		152,250
EchoStar Communications Corp., 7.125%, 02/01/16	260,000		264,550
EH Holding Corp., 6.500%, 06/15/19 (a)	55,000		53,212
EH Holding Corp., 7.625%, 06/15/21 (a)	25,000		24,188
El Paso Natural Gas Co., 7.250%, 06/01/18	65,000		73,017
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19 (a)	30,000		30,262
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19 (a)	90,000		87,300
Fidelity National Information Services, Inc., 7.625%, 07/15/17	15,000		15,675
First Data Corp., 7.375%, 06/15/19 (a)	30,000		26,775
First Data Corp., 8.250%, 01/15/21 (a)	118,000	[2]	93,810
First Data Corp., 8.750%, 01/15/22 (a) [10]	120,000		95,400
First Data Corp., 8.875%, 08/15/20 (a)	150,000		141,750
First Data Corp., 12.625%, 01/15/21 (a)	240,000		178,800
Forest Oil Corp., 7.250%, 06/15/19	75,000		74,250
Fortescue Metals Group Resources Pty., Ltd., 6.875%, 02/01/18 (a)	80,000	[2]	70,800
Fortescue Metals Group Resources Pty., Ltd., 7.000%, 11/01/15 (a)	25,000		23,375
Freescale Semiconductor, Inc., 8.050%, 02/01/20	65,000	[2]	59,150
Freescale Semiconductor, Inc., 9.250%, 04/15/18 (a)	170,000		175,525
Freescale Semiconductor, Inc., 10.125%, 03/15/18 (a)	15,000		15,675
GCI, Inc., 8.625%, 11/15/19	90,000		94,275
General Cable Corp., 7.125%, 04/01/17	80,000		80,400
Geo Group, Inc., The, 7.750%, 10/15/17	105,000		108,938
GMX Resources, Inc., 11.375%, 02/15/19 (a)	55,000		39,875
Goodyear Tire & Rubber Co., The, 8.250%, 08/15/20	90,000	[2]	92,025
Goodyear Tire & Rubber Co., The, 8.750%, 08/15/20	10,000	[2]	10,350
Goodyear Tire & Rubber Co., The, 10.500%, 05/15/16	31,000		33,712
Graham Packaging Co., L.P., 8.250%, 01/01/17	90,000		91,012
Graham Packaging Co., L.P., 8.250%, 10/01/18	15,000		15,150
Graham Packaging Co., L.P./GPC Capital Corp. I, 9.875%, 10/15/14	25,000		25,344
Graphic Packaging International, Inc., 7.875%, 10/01/18	35,000		36,050

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 82.2% (continued)
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	$70,000		$64,750
Griffon Corp., 7.125%, 04/01/18	70,000		62,125
GWR Operating Partnership, L.L.L.P., 10.875%, 04/01/17	65,000		67,275
GXS Worldwide, Inc., 9.750%, 06/15/15	85,000		82,025
Gymboree Corp., 9.125%, 12/01/18	90,000	[2]	67,050
Hanesbrands, Inc., 6.375%, 12/15/20	25,000		24,375
Hanesbrands, Inc., 8.000%, 12/15/16	160,000		170,000
HCA Holdings, Inc., 7.750%, 05/15/21 (a)	250,000		235,625
HCA, Inc., 6.500%, 02/15/20	50,000		49,000
HCA, Inc., 7.500%, 02/15/22	290,000		268,250
HCA, Inc., 8.000%, 10/01/18	50,000		48,938
Health Management Associates, Inc., 6.125%, 04/15/16	150,000		148,125
HealthSouth Corp., 7.250%, 10/01/18	50,000		47,750
HealthSouth Corp., 7.750%, 09/15/22	50,000		45,625
Hertz Corp., The, 7.500%, 10/15/18	145,000		139,200
Hexion U.S. Finance Corp., 9.000%, 11/15/20	50,000		36,875
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	45,000		37,350
Hillman Group, Inc., 10.875%, 06/01/18	60,000		59,700
Hillman Group, Inc., 10.875%, 06/01/18 (a)	15,000		14,925
Huntsman International LLC, 5.500%, 06/30/16	55,000		51,562
Huntsman International LLC, 8.625%, 03/15/20	45,000	[2]	43,988
Huntsman International LLC, 8.625%, 03/15/21	25,000		24,062
iGate Corp., 9.000%, 05/01/16 (a)	75,000		70,125
Ineos Group Holdings PLC, 8.500%, 02/15/16	100,000		74,500
Inergy, L.P./Inergy Finance Corp., 7.000%, 10/01/18	70,000		66,150
Inergy, L.P./Inergy Finance Corp., 8.750%, 03/01/15	16,000		16,400
Integra Telecom Holdings, Inc., 10.750%, 04/15/16 (a)	55,000		48,812
Intelsat Bermuda, Ltd., 11.250%, 06/15/16	40,000		40,900
Intelsat Bermuda, Ltd., 11.250%, 02/04/17	60,000		52,200
Intelsat Jackson Holdings, S.A., 7.250%, 04/01/19 (a)	70,000		65,100
Intelsat Jackson Holdings, S.A., 7.250%, 10/15/20 (a)	75,000		69,375
Intelsat Jackson Holdings, Ltd., 9.500%, 06/15/16	260,000		264,225
Intelsat Luxembourg S.A., 11.500%, 02/04/17 [10]	90,000		77,625
Intelsat Luxembourg S.A., 11.500%, 02/04/17 (a) [10]	70,000		60,375
Interactive Data Corp., 10.250%, 08/01/18	105,000		112,612
Interline Brands, Inc., 7.000%, 11/15/18	75,000		73,688
inVentiv Health, Inc., 10.000%, 08/15/18 (a)	50,000		44,250
Iron Mountain, Inc., 8.750%, 07/15/18	190,000		194,750
ITC Deltacom, Inc., 10.500%, 04/01/16	65,000		66,625
J. Crew Group, Inc., 8.125%, 03/01/19	95,000		80,038
J.C. Penney Co., Inc., 5.750%, 02/15/18	10,000		9,800

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 82.2% (continued)
J.C. Penney Co., Inc., 7.950%, 04/01/17	$75,000		$80,250
James River Escrow, Inc., 7.875%, 04/01/19 (a)	75,000		63,375
Jarden Corp., 7.500%, 05/01/17	105,000		107,625
Lear Corp., 7.875%, 03/15/18	25,000		25,875
Level 3 Communications, Inc., 11.875%, 02/01/19 (a)	20,000		19,100
Level 3 Escrow, Inc. 8.125%, 07/01/19 (a)	70,000		62,038
Level 3 Financing, Inc., 9.375%, 04/01/19 (a)	105,000		98,175
Libbey Glass, Inc., 10.000%, 02/15/15	91,000		95,778
LifePoint Hospitals, Inc., 6.625%, 10/01/20	35,000		34,650
Limited Brands, Inc., 6.625%, 04/01/21	30,000		30,375
Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (a)	20,000		18,500
Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	45,000		45,225
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	50,000		51,750
Longview Fibre Paper and Packaging, Inc., 8.000%, 06/01/16 (a)	20,000		19,500
Lucent Technologies, Inc., 6.450%, 03/15/29	155,000		129,425
MagnaChip Semiconductor Corp., 10.500%, 04/15/18	125,000		132,500
Manitowoc Co., Inc., 8.500%, 11/01/20	70,000		63,700
Manitowoc Co., Inc., 9.500%, 02/15/18	55,000	[2]	54,038
Mantech International Corp., 7.250%, 04/15/18	50,000		49,750
Marina District Finance Co., Inc., 9.500%, 10/15/15	35,000	[2]	31,762
Marina District Finance Co., Inc., 9.875%, 08/15/18	125,000	[2]	105,000
MarkWest Energy Partners LP, 8.750%, 04/15/18	120,000		128,400
Masco Corp., 7.125%, 03/15/20	20,000		19,411
MEMC Electronic Materials, Inc., 7.750%, 04/01/19	65,000		55,900
MetroPCS Wireless, Inc., 7.875%, 09/01/18	120,000		117,000
MGM Mirage, Inc., 6.875%, 04/01/16	40,000		34,200
MGM Mirage, Inc., 7.500%, 06/01/16	150,000		130,875
MGM Mirage, Inc., 11.125%, 11/15/17	160,000		176,400
MGM Resorts International, 9.000%, 03/15/20	50,000		52,188
Michael Foods, Inc., 9.750%, 07/15/18	65,000		67,438
Michaels Stores, Inc., 7.750%, 11/01/18	105,000		98,700
Michaels Stores, Inc., 13.000%, 11/01/16 (b)	40,000		41,400
Mueller Water Products, Inc., 8.750%, 09/01/20	40,000		39,600
Mylan, Inc., 7.625%, 07/15/17 (a)	25,000		26,125
Mylan, Inc., 7.875%, 07/15/20 (a)	90,000		94,500
NewPage Corp., 11.375%, 12/31/14 [14]	40,000	[2]	29,900
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18 (a)	55,000		54,588
Nexstar Broadcasting, Inc., 8.875%, 04/15/17	75,000		74,438
Noranda Aluminium Acquisition Corp., 4.417%, 05/15/15 [10]	209,114		189,248
Nova Chemicals Corp., 8.625%, 11/01/19	30,000	[2]	32,625
Novelis, Inc., 8.375%, 12/15/17	70,000		69,650

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 82.2% (continued)
Novelis, Inc., 8.750%, 12/15/20	$90,000		$88,650
NXP B.V./NXP Funding LLC, 9.750%, 08/01/18 (a)	165,000		173,250
NXP B.V./NXP Funding LLC, 10.000%, 07/15/13 (a)	75,000		80,812
Oasis Petroleum, Inc., 7.250%, 02/01/19 (a)	20,000		19,500
Oshkosh Corp., 8.250%, 03/01/17	80,000		78,000
Oshkosh Corp., 8.500%, 03/01/20	15,000		14,625
P.H. Glatfelter Co., 7.125%, 05/01/16	115,000		113,850
Packaging Dynamics Corp., 8.750%, 02/01/16 (a)	70,000		68,950
PAETEC Holding Corp., 8.875%, 06/30/17	70,000		73,850
PAETEC Holding Corp., 9.875%, 12/01/18	100,000		105,250
Parker Drilling Co., 9.125%, 04/01/18	40,000		40,600
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)	90,000	[2]	90,450
Petrohawk Energy Corp., 6.250%, 06/01/19	30,000		34,200
Petrohawk Energy Corp., 7.875%, 06/01/15	120,000		128,850
Pinafore LLC/Pinafore, Inc., 9.000%, 10/01/18 (a)	80,000		82,400
Plains Exploration & Production Co., 7.000%, 03/15/17	70,000		70,350
Plains Exploration & Production Co., 7.750%, 06/15/15	25,000		25,875
Ply Gem Industries, Inc., 8.250%, 02/15/18	90,000	[2]	73,800
Polymer Group, Inc., 7.750%, 02/01/19 (a)	105,000		105,262
PolyOne Corp., 7.375%, 09/15/20	35,000		35,262
Polypore International, Inc., 7.500%, 11/15/17	85,000		85,850
Precision Drilling Corp., 6.500%, 12/15/21 (a)	25,000		24,750
Quebecor Media, Inc., 7.750%, 03/15/16	250,000		250,625
Quebecor World, Escrow, 6.500%, 08/01/27*	165,000		3,795
Qwest Communications International, Inc., 7.500%, 02/15/14	135,000		135,338
Radiation Therapy Services, Inc., 9.875%, 04/15/17	90,000		77,175
RailAmerica, Inc., 9.250%, 07/01/17	73,000		79,388
Rain CII Carbon LLC/Rain CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000		30,150
RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	110,000		105,875
Reichhold Industries, Inc., 9.000%, 08/15/14 (a)	235,000		160,975
Rental Service Corp., 9.500%, 12/01/14	62,000		62,000
Reynolds Group Holdings, Ltd., 8.250%, 02/15/21 (a)	100,000		79,500
Reynolds Group Issuer, Inc., 8.500%, 05/15/18 (a)	70,000		59,500
Reynolds Group Issuer, Inc., 9.000%, 04/15/19 (a)	140,000		119,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.875%, 08/15/19 (a)	100,000		88,500
Rite Aid Corp., 7.500%, 03/01/17	55,000		52,800
Rite Aid Corp., 8.000%, 08/15/20	10,000		10,475
Rite Aid Corp., 9.500%, 06/15/17	40,000		31,800
Rite Aid Corp., 9.750%, 06/12/16	60,000		63,600
Rite Aid Corp., 10.250%, 10/15/19	15,000		15,712
RSC Equipment Rental Inc./RSC Holdings III LLC, 8.250%, 02/01/21	80,000		69,600
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.250%, 11/15/19	20,000		19,700

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 82.2% (continued)
Sally Holdings LLC, 9.250%, 11/15/14	$40,000		$41,000
Sandridge Energy, Inc., 7.500%, 03/15/21 (a)	40,000		37,000
SandRidge Energy, Inc., 8.000%, 06/01/18 (a)	30,000		28,350
SBA Telecommunications, Inc., 8.000%, 08/15/16	30,000		31,575
SBA Telecommunications, Inc., 8.250%, 08/15/19	70,000		73,850
Scotts Miracle-Gro Co., The, 7.250%, 01/15/18	20,000		20,400
Sealed Air Corp., 8.125%, 09/15/19 (a)	25,000		25,312
Sealed Air Corp., 8.375%, 09/15/21 (a)	25,000		25,312
Sealy Mattress Co., 8.250%, 06/15/14	265,000	[2]	251,088
Sensata Technologies, B.V., 6.500%, 05/15/19 (a)	95,000		90,725
Sequa Corp., 11.750%, 12/01/15 (a)	90,000		94,950
Service Corp., International, 6.750%, 04/01/15	40,000		41,800
Service Corp., International, 6.750%, 04/01/16	10,000		10,300
Service Corp., International, 7.000%, 06/15/17	60,000		62,400
Service Corp., International, 7.000%, 05/15/19	50,000		50,750
ServiceMaster Co., 10.750%, 07/15/15 (a) [10]	85,000		86,275
Simmons Bedding Co., 11.250%, 07/15/15 (a)	210,000		217,612
Sinclair Television Group, Inc., 8.375%, 10/15/18	25,000		24,750
Sinclair Television Group, Inc., 9.250%, 11/01/17 (a)	90,000		94,950
Solo Cup Co., 10.500%, 11/01/13	50,000		49,750
Spectrum Brands, Inc., 9.500%, 06/15/18	55,000		58,850
Spectrum Brands, Inc., 12.000%, 08/28/19 [10]	186,327		202,631
Spirit AeroSystems, Inc., 7.500%, 10/01/17	90,000		93,600
Sprint Capital Corp., 8.750%, 03/15/32	415,000		362,606
SSI Investments II, Ltd./SSI Co-Issuer LLC, 11.125%, 06/01/18	100,000		100,000
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (a)	45,000		45,225
Stewart Enterprises, Inc., 6.500%, 04/15/19	50,000		48,625
SunGard Data Systems, Inc., 7.375%, 11/15/18	80,000		74,800
SunGard Data Systems, Inc., 10.250%, 08/15/15	340,000		345,100
SUPERVALU, Inc., 8.000%, 05/01/16	120,000	[2]	114,000
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 (a) [10]	159,291		153,716
Syniverse Holdings, Inc., 9.125%, 01/15/19 (a)	40,000		39,400
Tenet Healthcare Corp., 8.000%, 08/01/20	100,000		91,250
Tenet Healthcare Corp., 8.875%, 07/01/19	20,000		21,250
Tenet Healthcare Corp., 9.250%, 01/01/15	95,000		95,475
Terex Corp., 8.000%, 11/15/17	85,000	[2]	75,650
Travelport LLC, 4.951%, 09/01/14 [6]	60,000		35,100
Travelport LLC, 9.000%, 03/01/16	15,000		8,850
Trilogy International Partners LLC, 10.250%, 08/15/16 (a)	10,000		9,850
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	60,000		60,000
Uncle Acquisition 2010 Corp., 8.625%, 02/15/19	65,000	[2]	60,531

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 82.2% (continued)
Unit Corp., 6.625%, 05/15/21	$25,000		$25,000
United Rentals North America, Inc., 8.375%, 09/15/20	55,000	[2]	50,738
United Rentals North America, Inc., 9.250%, 12/15/19	85,000		88,612
United Surgical Partners International, Inc., 8.875%, 05/01/17	15,000		15,075
United Surgical Partners International, Inc., 9.250%, 05/01/17 [10]	145,000		145,725
Vail Resorts, Inc., 6.500%, 05/01/19 (a)	80,000		79,200
Valeant Pharmaceuticals International, Inc., 6.750%, 10/01/17 (a)	65,000		60,206
Valeant Pharmaceuticals International, Inc., 6.875%, 12/01/18 (a)	150,000		136,500
Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20 (a)	40,000		35,600
Valeant Pharmaceuticals International, Inc., 7.250%, 07/15/22 (a)	60,000		52,950
Venoco, Inc., 8.875%, 02/15/19	65,000		56,225
Vertellus Specialties, Inc., 9.375%, 10/01/15 (a)	75,000	[2]	65,812
Visant Corp., 10.000%, 10/01/17	150,000		139,500
Visteon Corp., 6.750%, 04/15/19 (a)	55,000		49,775
Vulcan Materials Co., 6.500%, 12/01/16	25,000		23,069
Vulcan Materials Co., 7.500%, 06/15/21	65,000	[2]	60,741
Wind Acquisition Finance, S.A., 11.750%, 07/15/17 (a)	100,000		85,500
Windstream Corp., 7.500%, 04/01/23	100,000		93,750
Windstream Corp., 7.750%, 10/01/21	65,000		63,050
Windstream Corp., 7.875%, 11/01/17	60,000		61,050
Windstream Corp., 8.125%, 09/01/18	50,000		50,625
WMG Acquisition Corp., 9.500%, 06/15/16	75,000		76,312
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	35,000		36,925
Yankee Acquisition Corp., Series B, 9.750%, 02/15/17	100,000		92,750
YCC Holdings LLC/Yankee Finance, Inc., 10.250%, 02/15/16 [10]	15,000		12,825
Zayo Group LLC, 10.250%, 03/15/17	90,000		94,274
Total Industrials			24,496,830
Utilities - 2.1%
AES Corp., The, 8.000%, 10/15/17	30,000		30,300
AES Corp., The, 9.750%, 04/15/16	125,000		135,000
Calpine Corp., 7.250%, 10/15/17 (a)	40,000		38,800
Calpine Corp., 7.500%, 02/15/21 (a)	80,000		76,800
Calpine Corp., 7.875%, 07/31/20 (a)	90,000		87,300
Energy Future Holdings Corp., 10.250%, 01/15/20	50,000		48,750
Energy Future Intermediate Holding Co. LLC, 10.000%, 12/01/20	81,000		79,380
NRG Energy, Inc., 7.625%, 01/15/18 (a)	95,000		88,825
NRG Energy, Inc., 8.250%, 09/01/20	55,000		52,250
Total Utilities			637,405
Total Corporate Bonds (cost $29,398,967)			28,362,628

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Common Stocks - 0.4%
Consumer Discretionary - 0.0% #
Dex One Corp.*	3,380	[2]	$1,893
Information Technology - 0.2%
Flextronics International, Ltd.*	10,500		59,115
Materials - 0.2%
Huntsman Corp.	5,000		48,351
Total Common Stocks (cost $455,793)			109,359
Exchange Traded Fund - 1.5%
SPDR Barclays Capital High Yield Bond (cost $504,861)	12,500	[2]	452,375
Short-Term Investments - 11.8% [3]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	87,750		70,200
BNY Mellon Overnight Government Fund, 0.08% [7]	2,677,560		2,677,560
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	759,986		759,986
Total Short-Term Investments (cost $3,525,296)			3,507,746
Total Investments - 108.8% (cost $33,884,917)			32,432,108
Other Assets, less Liabilities - (8.8)%			(2,622,295)
Net Assets - 100.0%			$29,809,813

Managers Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds and Notes - 66.4%
Financials - 24.4%
AgriBank FCB, 9.125%, 07/15/19		$810,000	$1,075,324
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		577,790	621,779
American General Finance Corp., 5.400%, 12/01/15		20,000	14,700
American General Finance Corp., Medium Term Notes, Series I, 4.875%, 07/15/12		400,000	375,000
American General Finance Corp., Medium Term Notes, Series J, 5.200%, 12/15/11		100,000	98,500
American General Finance Corp., Medium Term Notes, Series G, 5.375%, 10/01/12		400,000	369,000
American General Finance Corp., Medium Term Notes, Series I, 5.850%, 06/01/13		80,000	68,800
American International Group, Inc., Euro Medium Term Notes, 5.000%, 04/26/23		750,000	1,000,993
American International Group, Inc., Medium Term Notes, Series MP, 5.450%, 05/18/17		30,000	28,796
Associates Corp. of North America, 6.950%, 11/01/18		650,000	720,493
Bank of America Capital Trust VI, 5.625%, 03/08/35		295,000	211,976
Bear Stearns Companies, Inc., The, 4.650%, 07/02/18		480,000	504,187
Camden Property Trust, 5.700%, 05/15/17		255,000	279,224
Cantor Fitzgerald, L.P., 6.375%, 06/26/15 (a)		910,000	948,028
Cantor Fitzgerald, L.P., 7.875%, 10/15/19 (a) [11]		700,000	729,357
Caterpillar Financial Services Corp., 6.125%, 02/17/14		615,000	686,544
Citigroup, Inc., 5.500%, 10/15/14		1,340,000	1,393,160
Citigroup, Inc., 6.125%, 05/15/18		345,000	370,553
Citigroup, Inc., 6.125%, 08/25/36		935,000	793,229
Duke Realty, L.P., 5.950%, 02/15/17		35,000	36,707
ERAC USA Finance Co., 6.375%, 10/15/17 (a)		240,000	278,574
ERAC USA Finance Co., 6.700%, 06/01/34 (a)		65,000	72,637
ERAC USA Finance Co., 7.000%, 10/15/37 (a)		925,000	1,081,108
ERP Operating, L.P., 5.125%, 03/15/16		15,000	16,108
ERP Operating, L.P., 5.750%, 06/15/17		70,000	78,284
Forethought Financial Group, Inc., 8.625%, 04/15/21 (a)		705,000	727,065
GE Capital Australia Funding Pty., Ltd., Euro Medium Term Notes, 8.000%, 02/13/12	AUD	260,000	253,922
General Electric Capital Corp., Global Medium Term Notes, Series A, 0.549%, 05/13/24, (10/17/11) [6]		180,000	147,189
HBOS PLC, Global Medium Term Notes, 6.750%, 05/21/18 (a)		1,255,000	1,071,327
Highwoods Realty, L.P., 5.850%, 03/15/17		30,000	31,679
Highwoods Realty, L.P., 7.500%, 04/15/18		350,000	406,606
Institut de Credito Oficial, Medium Term Notes, 5.500%, 10/11/12	AUD	255,000	244,093
International Lease Finance Corp., Coupon, 8.625%, 09/15/15 (b)		10,000	9,962
International Lease Finance Corp., 6.250%, 05/15/19		1,115,000	970,555
International Lease Finance Corp., Medium Term Notes, Series R, 5.650%, 06/01/14		105,000	97,912
iStar Financial, Inc., 5.743%, 10/01/12, (01/01/12) [6,13]		325,000	284,375
MBIA Insurance Corp., 14.000%, 01/15/33 (a) [9]		25,000	11,500
Merrill Lynch & Co., Inc., 6.110%, 01/29/37		1,800,000	1,398,597
Merrill Lynch & Co., Inc., Medium Term Notes, Series C, 6.050%, 06/01/34		1,100,000	984,860
Metlife, Inc., 6.400%, 12/15/36		340,000	303,072
Morgan Stanley, 4.750%, 04/01/14		540,000	513,467

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount			Value
Financials - 24.4% (continued)
Morgan Stanley, 5.500%, 07/24/20		$1,800,000		$1,633,048
Morgan Stanley, 5.950%, 12/28/17		200,000		194,185
Morgan Stanley, 6.625%, 04/01/18		160,000		158,936
Morgan Stanley, Global Medium Term Notes, Series F, 5.500%, 01/26/20		200,000		183,883
Morgan Stanley, Global Medium Term Notes, Series F, 5.625%, 09/23/19		500,000		469,771
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		620,000		702,995
National City Bank of Indiana, 4.250%, 07/01/18		395,000		402,999
Old Republic International Corp., 3.750%, 03/15/18 [13]		2,745,000		2,494,520
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)		895,000		1,103,597
ProLogis, L.P., 5.625%, 11/15/15		15,000	[2]	15,499
ProLogis, L.P., 5.750%, 04/01/16		15,000		15,343
Simon Property Group, L.P., 5.250%, 12/01/16		25,000		27,264
Simon Property Group, L.P., 5.750%, 12/01/15		85,000		93,879
Simon Property Group, L.P., 5.875%, 03/01/17		40,000		45,011
Simon Property Group, L.P., 6.100%, 05/01/16		100,000		113,502
SLM Corp., 0.553%, 01/27/14, (10/25/11) [6]		135,000		123,988
SLM Corp., 5.000%, 10/01/13		10,000		9,793
SLM Corp., 5.375%, 01/15/13		20,000		20,007
SLM Corp., 8.450%, 06/15/18		845,000		880,061
Sovereign Bank, 5.125%, 03/15/13		335,000		338,079
Springleaf Finance Corp., Medium Term Notes, Series J, 6.900%, 12/15/17		2,770,000		2,008,251
Standard Chartered Bank, 6.400%, 09/29/17 (a)		100,000		105,511
Standard Chartered PLC, 5.500%, 11/18/14 (a)		750,000		817,430
WEA Finance LLC / WT Finance Australia, 6.750%, 09/02/19 (a)	AUD	535,000		595,397
Willis North America, Inc., 7.000%, 09/29/19		220,000		254,895
XL Capital PLC, 6.500%, 01/15/12		105,000		106,570
Total Financials				32,223,656
Industrials - 32.7%
Avnet, Inc., 6.000%, 09/01/15		720,000		779,052
Avnet, Inc., 6.625%, 09/15/16		140,000		155,851
Cardinal Health, Inc., 4.000%, 06/15/15		320,000		343,586
CenturyLink, Inc., 6.450%, 06/15/21		500,000		464,118
CenturyLink, Inc., Series G, 6.875%, 01/15/28		75,000		65,087
CenturyTel, Series P, 7.600%, 09/15/39		635,000		572,734
Charter Communications Operating LLC, 8.000%, 04/30/12 (a)		245,000		249,900
Chesapeake Energy Corp., 2.250%, 12/15/38 [13]		285,000		243,319
Chesapeake Energy Corp., 2.500%, 05/15/37 [13]		120,000		114,900
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/19 (a)		1,205,000		1,522,658
Ciena Corp., 0.875%, 06/15/17 [13]		1,330,000		977,550
Coca-Cola HBC Finance, B.V., 5.125%, 09/17/13		265,000		283,502
Continental Airlines, Inc., 5.983%, 04/19/22		402,482		404,495
Continental Airlines, Inc., Series 2010 B, 6.000%, 01/12/19		2,500,000		2,312,500

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrials - 32.7% (continued)
Continental Airlines, Inc., Series B, 6.903%, 04/19/22	$91,467	$85,064
Continental Airlines, Inc., Series 00A1, 8.048%, 11/01/20	79,633	82,818
Cytec Industries, Inc., 6.000%, 10/01/15	80,000	88,727
Delta Air Lines, Inc., Pass Through Certificate, Series 2010-1A, 6.200%, 07/02/18	330,143	340,047
Delta Air Lines, Inc., 8.021%, 08/10/22	577,221	562,790
DP World, Ltd., 6.850%, 07/02/37 (a)	1,720,000	1,573,800
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	790,000	842,402
Embarq Corp., 7.995%, 06/01/36	710,000	667,908
Energy Transfer Partners, L.P., 6.125%, 02/15/17	65,000	70,839
Equifax, Inc., 7.000%, 07/01/37	228,000	267,905
Equitable Resources, Inc., 6.500%, 04/01/18	1,730,000	1,958,877
Express Scripts, Inc., 6.250%, 06/15/14	305,000	335,927
Express Scripts, Inc., 7.250%, 06/15/19	165,000	202,621
Ford Motor Co., 4.250%, 11/15/16 [13]	3,380,000	4,406,675
GATX Corp., 4.750%, 10/01/12	560,000	576,085
Georgia-Pacific Corp., 7.250%, 06/01/28	70,000	78,142
HCA, Inc., 7.500%, 11/06/33	75,000	64,312
Intel Corp., 2.950%, 12/15/35 [13]	265,000	269,969
Intel Corp., 3.250%, 08/01/39 [13]	1,035,000	1,222,594
Intuit, Inc., 5.750%, 03/15/17	210,000	236,301
J.C. Penney Co., Inc., 5.750%, 02/15/18	25,000	24,500
J.C. Penney Co., Inc., 6.375%, 10/15/36	297,000	250,965
J.C. Penney Co., Inc., 7.625%, 03/01/97	25,000	21,125
Kinder Morgan Energy Partners, L.P., 5.300%, 09/15/20	425,000	461,431
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18	1,910,000	2,176,684
Kinder Morgan Finance Co., 5.700%, 01/05/16	165,000	166,238
Kroger Co., The, 7.000%, 05/01/18	460,000	569,218
Macy’s Retail Holdings, Inc., 6.790%, 07/15/27	80,000	80,800
Macy’s Retail Holdings, Inc., 6.900%, 04/01/29	30,000	33,756
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)	300,000	322,405
Masco Corp., 5.850%, 03/15/17	350,000	332,427
Masco Corp., 6.500%, 08/15/32	25,000	22,201
Masco Corp., 7.125%, 03/15/20	300,000	291,163
Masco Corp., 7.750%, 08/01/29	50,000	49,164
Medco Health Solutions, Inc., 7.250%, 08/15/13	420,000	459,837
Methanex Corp., 6.000%, 08/15/15	320,000	329,695
Micron Technology, Inc., 1.875%, 06/01/14 [13]	20,000	18,775
Missouri Pacific Railroad Co., 5.000%, 01/01/45 [11]	200,000	173,628
New England Telephone & Telegraph Co., 7.875%, 11/15/29	95,000	119,077
Nextel Communications, Inc., 5.950%, 03/15/14	710,000	669,175
Northwest Airlines, Inc., 8.028%, 11/01/17	309,747	309,747
Omnicare, Inc., 3.750%, 12/15/25 [13]	470,000	528,162

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount			Value
Industrials - 32.7% (continued)
Owens & Minor, Inc., 6.350%, 04/15/16 [11]		$125,000		$134,566
Owens Corning, Inc., 6.500%, 12/01/16		210,000		226,783
Owens Corning, Inc., 7.000%, 12/01/36		385,000		400,104
Portugal Telecom International Finance, B.V., Euro Medium Term Notes, Series 2005, 4.500%, 06/16/25	EUR	200,000		179,526
Portugal Telecom International Finance, B.V., Euro Medium Term Notes, Series 2005, 5.000%, 11/04/19	EUR	300,000		301,443
PPG Industries, Inc., 6.650%, 03/15/18		1,935,000		2,383,893
Pulte Homes, Inc., 6.000%, 02/15/35		1,265,000		853,875
Pulte Homes, Inc., 6.375%, 05/15/33		465,000		325,500
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)		1,375,000		1,469,936
Qwest Corp., 6.875%, 09/15/33		20,000		19,000
Rowan Cos., Inc., 7.875%, 08/01/19		300,000		354,751
Safeway, Inc., 6.350%, 08/15/17		400,000		463,290
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		510,000		615,630
Sprint Capital Corp., 6.900%, 05/01/19		15,000		12,975
Sprint Capital Corp., 8.750%, 03/15/32		5,000		4,369
Telecom Italia Capital S.p.A., 6.000%, 09/30/34		85,000		69,733
Telecom Italia Capital S.p.A., 6.375%, 11/15/33		135,000		115,809
Tele-Communications, Inc., 9.800%, 02/01/12		350,000		359,473
Telefonica Emisiones SAU, 5.877%, 07/15/19		265,000		260,503
TGT Pipeline LLC, 5.200%, 06/01/18		465,000		488,890
Time Warner Cable, Inc., 6.750%, 07/01/18		1,500,000		1,747,894
Toro Co., The, 6.625%, 05/01/37 [11]		365,000		418,517
Western Union Co., The, 6.200%, 11/17/36		235,000		249,756
Western Union Co., The, 6.200%, 06/21/40		5,000		5,332
Weyerhaeuser Co., 6.875%, 12/15/33		660,000		640,929
Weyerhaeuser Co., 7.375%, 10/01/19		50,000		55,304
Weyerhaeuser Co., 7.375%, 03/15/32		90,000		89,994
Wyndham Worldwide Corp., 6.000%, 12/01/16		405,000		424,055
Wyndham Worldwide Corp., 7.375%, 03/01/20		460,000		510,761
Total Industrials				43,015,819
Utilities - 9.3%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		1,040,000		1,218,100
Ameren Energy Generating Co., 7.000%, 04/15/18		1,200,000	[2]	1,221,000
Ameren Illinois Co., 6.250%, 04/01/18		1,370,000		1,586,742
Bruce Mansfield Unit 12, 6.850%, 06/01/34		312,243		335,084
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		520,000		546,175
Commonwealth Edison Co., 4.700%, 04/15/15		510,000		561,747
EDP Finance, B.V., 4.900%, 10/01/19 (a)		600,000		434,359
EDP Finance, B.V., 6.000%, 02/02/18 (a)		400,000		317,390
Empresa Nacional de Electricidad, 7.875%, 02/01/27		900,000		1,071,945
ITC Holdings Corp., 5.875%, 09/30/16 (a)		225,000		255,051
Korea Gas Corp., 6.000%, 07/15/14 (a)		300,000		324,020

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Utilities - 9.3% (continued)
Nisource Finance Corp., 6.400%, 03/15/18		$1,645,000	$1,917,748
Nisource Finance Corp., 6.800%, 01/15/19		900,000	1,051,314
Southwestern Electric Power Co., 6.450%, 01/15/19		1,225,000	1,472,506
Total Utilities			12,313,181
Total Corporate Bonds and Notes (cost $84,684,971)			87,552,656
Foreign Government Obligations - 8.4%
Brazil Bonds, Republic of, 10.250%, 01/10/28	BRL	750,000	420,822
Canadian Government, 2.000%, 09/01/12	CAD	3,700,000	3,567,486
Canadian Government, 3.750%, 06/01/12	CAD	135,000	131,277
Canadian Government, 5.250%, 06/01/12	CAD	390,000	382,888
Inter-American Development Bank Bonds, 6.000%, 12/15/17	NZD	3,500,000	2,902,201
International Bank for Reconstruction & Development Notes, Series GDIF, 1.430%, 03/05/14	SGD	1,000,000	781,617
Ireland Treasury Bonds, 4.500%, 10/18/18	EUR	275,000	314,868
Ireland Treasury Bonds, 4.500%, 04/18/20	EUR	75,000	83,712
Ireland Treasury Bonds, 5.000%, 10/18/20	EUR	25,000	28,255
Ireland Treasury Bonds, 5.400%, 03/13/25	EUR	170,000	190,860
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000	279,851
New South Wales Treasury Corp., 6.000%, 05/01/12	AUD	1,660,000	1,621,653
New South Wales Treasury Corp., Series 12RG, 6.000%, 05/01/12	AUD	260,000	253,514
Portugal Obrigacoes do Tesouro, 3.850%, 04/15/21	EUR	50,000	39,744
Portugal Obrigacoes do Tesouro, 4.800%, 06/15/20	EUR	25,000	21,240
Total Foreign Government Obligations (cost $10,258,566)			11,019,988
Municipal Bonds - 1.6%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47 [11]		250,000	175,702
California State, 4.500%, 08/01/27, (AMBAC Insured)		45,000	45,061
California State, 4.500%, 08/01/30		30,000	29,401
California State, 4.500%, 08/01/30, (AMBAC Insured)		35,000	34,301
California State, Variable Purpose Bond, 3.250%, 12/01/27, (National Insured)		25,000	21,361
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008 A, 4.500%, 01/01/38,
(AGM Insured)		15,000	14,375
Eufaula Alabama, Series 2003 C, 4.000%, 08/15/12, (AMBAC Insured)		105,000	106,107
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		770,000	696,781
Michigan Tobacco Settlement Financial Authority, Series 2006 A, 7.309%, 06/01/34 [11]		390,000	295,647
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28,
(BHAC Insured)		15,000	12,892
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28,
(National Insured)		35,000	26,089
Virginia Tobacco Settlement Financing Corp., 6.706%, 06/01/46 [11]		1,055,000	698,020
Total Municipal Bonds (cost $2,544,571)			2,155,737
Asset-Backed Securities - 4.3%
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34 [9]		190,741	190,301
Countrywide Home Loans, Series 2002-S1, Class A5, 5.960%, 11/25/16 (b)		112,119	104,629
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		678,905	702,492

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Asset-Backed Securities - 4.3% (continued)
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	$200,000		$205,819
Sierra Receivables Funding Company, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)	1,020,588		1,046,369
Trinity Rail Leasing, L.P., Series 2010 1A, Class A, 5.194%, 10/16/40 (a)	2,904,576		2,813,459
World Financial Network Credit Card Master Note Trust, Series 2010-A, 6.750%, 04/15/19	500,000		558,967
Total Asset-Backed Securities (cost $5,593,073)			5,622,036
Mortgage-Backed Securities - 0.5%
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40 [9]	300,000		320,997
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3,
5.420%, 01/15/49	110,000		114,513
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4,
6.005%, 06/15/49 [9]	220,000		230,856
Total Mortgage-Backed Securities (cost $333,368)			666,366

	Shares
Common Stocks - 17.1%
Energy - 3.8%
Repsol YPF, S.A., Sponsored ADR	92,853		2,438,320
Royal Dutch Shell PLC, ADR	42,903		2,639,393
Total Energy			5,077,713
Health Care - 3.8%
Bristol-Myers Squibb Co.	160,000		5,020,800
Information Technology - 5.3%
Intel Corp.	204,750		4,367,318
Microsoft Corp.	105,934		2,636,697
Total Information Technology			7,004,015
Materials - 1.1%
PPG Industries, Inc.	20,000		1,413,200
Telecommunication Services - 3.1%
Telecom Italia S.p.A., Sponsored ADR	25,000	[2]	270,250
Telefonica, S.A.	196,243	[2]	3,752,166
Total Telecommunication Services			4,022,416
Total Common Stocks (cost $22,467,796)			22,538,144
Preferred Stocks - 0.7%
General Motors Co., Series 2010 B, 4.750% [13]	8,370		293,620
Health Care REIT, Inc., Series I, 6.500% [13]	1,200		55,560
Newell Financial Trust I, 5.250% [13]	13,455		568,474
Total Preferred Stocks (cost $998,799)			917,654
Short-Term Investments - 2.0% [3]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	247,573		198,058
BNY Mellon Overnight Government Fund, 0.08% [7]	2,249,528		2,249,528
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.05%	156,832		156,832
Total Short-Term Investments (cost $2,653,933)			2,604,418
Total Investments - 101.0% (cost $129,535,077)			133,076,999
Other Assets, less Liabilities - (1.0)%			(1,324,597)
Net Assets - 100.0%			$131,752,402

Managers Short Duration Government Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 88.6% [1]
Federal Home Loan Mortgage Corporation - 32.1%
FHLMC, 2.250%, 11/01/33, (11/01/11) [6]	$1,476,382	$1,535,755
FHLMC, 2.283%, 09/01/35, (04/01/12) [6,8]	2,668,033	2,785,023
FHLMC, 2.322%, 10/01/28, (02/01/12) [6]	109,512	114,394
FHLMC, 2.455%, 10/01/33, (12/01/11) [6]	3,511,587	3,715,779
FHLMC, 2.459%, 10/01/33, (11/01/11) [6]	2,225,051	2,345,327
FHLMC, 2.462%, 12/01/35, (03/01/12) [6]	740,186	776,634
FHLMC, 2.479%, 12/01/33, (12/01/11) [6]	2,916,463	3,052,480
FHLMC, 2.482%, 07/01/34, (06/01/12) [6,8]	506,991	533,750
FHLMC, 2.492%, 05/01/34, (12/01/11) [6]	3,525,662	3,713,020
FHLMC, 2.500%, 12/01/32, (12/01/11) [6]	904,085	943,251
FHLMC, 2.500%, 03/01/34, (04/01/12) [6]	5,231,263	5,536,701
FHLMC, 2.500%, 04/01/34, (05/01/12) [6]	1,482,716	1,563,695
FHLMC, 2.511%, 05/01/33, (05/01/12) [6]	1,643,862	1,732,446
FHLMC, 2.569%, 09/01/33, (06/01/12) [6,8]	3,154,545	3,342,995
FHLMC, 2.657%, 02/01/23, (02/01/12) [6]	874,782	922,198
FHLMC, 2.735%, 06/01/35, (04/01/12) [6,8]	1,233,215	1,307,113
FHLMC, 4.000%, 01/01/14	4,808,336	4,902,822
FHLMC, 4.500%, 07/01/18 [8]	2,316,884	2,475,995
FHLMC, 4.500%, 09/15/18 to 02/15/19	519,972	538,795
FHLMC, 5.000%, 09/01/17 to 06/01/19	5,450,445	5,894,590
FHLMC, 5.000%, 05/01/18 [8]	640,512	692,615
FHLMC, 5.500%, 11/01/19 [8]	3,133,581	3,402,738
FHLMC, 5.500%, 08/01/17 to 06/01/20	12,901,434	13,964,368
FHLMC, 5.746%, 02/01/37, (02/01/12) [6,8]	1,473,712	1,566,210
FHLMC, 6.000%, 03/01/18 to 03/01/20	1,434,580	1,557,516
FHLMC, 6.500%, 03/01/18	906,538	993,411
FHLMC Gold Pool, 0.479%, 06/15/35, (10/15/11) [6,8]	1,590,879	1,590,624
FHLMC Gold Pool, 5.000%, 05/01/18 [8]	569,262	615,570
FHLMC Gold Pool, 5.000%, 01/01/19 [8]	809,151	880,536
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	573,168	621,974
FHLMC Gold Pool, 5.500%, 11/01/17 [8]	335,388	363,462
FHLMC Gold Pool, 5.500%, 12/01/17 to 09/01/19	581,317	633,143
FHLMC Gold Pool, 5.500%, 01/01/20 [8]	2,877,733	3,140,202
FHLMC Gold Pool, 7.000%, 06/01/17	1,191,548	1,270,169
FHLMC Gold Pool, 7.500%, 04/01/15 to 03/01/33	874,114	1,001,699
FHLMC REMICS, Series 2885, Class DE, 4.500%, 12/15/17	114,649	116,912
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [9]	172,893	208,948
FHLMC, Series 2628, Class GQ, 3.140%, 11/15/17	753,667	772,461
FHLMC, Series 2675, Class CB, 4.000%, 05/15/16	84,526	84,636
FHLMC, Series 2692, Class AB, 4.000%, 05/15/16	422,318	424,211

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 32.1% (continued)
FHLMC, Series 2677, Class BA, 4.000%, 09/15/16	$410,914	$413,782
FHLMC, Series 2696, Class MD, 4.000%, 11/15/16	223,128	224,708
FHLMC, Series 2608, Class GJ, 4.000%, 03/15/17	91,576	91,689
FHLMC, Series 2843, Class BH, 4.000%, 01/15/18	1,661,236	1,688,803
FHLMC, Series 3576, Class AG, 4.000%, 09/15/24	2,805,386	2,933,990
FHLMC, Series 2760, Class EB, 4.500%, 09/15/16	150,542	150,534
FHLMC, Series 2582, Class BC, 4.500%, 04/15/17	139,635	140,095
FHLMC, Series 2561, Class BH, 4.500%, 05/15/17	506,784	512,925
FHLMC, Series 2718, Class MD, 4.500%, 06/15/17	147,035	150,950
FHLMC, Series 2764, Class OD, 4.500%, 10/15/17	721,842	743,082
FHLMC, Series 2664, Class GA, 4.500%, 01/15/18	79,727	80,005
FHLMC, Series 3294, Class DA, 4.500%, 12/15/20	831,180	860,811
FHLMC, Series 2857, Class BG, 4.500%, 08/15/27	129,376	129,340
FHLMC, Series 2702, Class AC, 4.500%, 07/15/28	1,846,958	1,863,357
FHLMC, Series 2695, Class BO, 4.500%, 08/15/28	194,737	197,346
FHLMC, Series 2700, Class PE, 4.500%, 01/15/29	597,526	607,081
FHLMC, Series 2554, Class HA, 4.500%, 04/15/32	2,673,722	2,796,795
FHLMC, Series 2935, Class LM, 4.500%, 02/15/35	3,766,048	3,981,132
FHLMC, Series 2939, Class DE, 4.750%, 04/15/25	1,761,236	1,774,750
FHLMC, Series 2877, Class MV, 4.750%, 12/15/28	386,667	389,642
FHLMC, Series 2578, Class PG, 5.000%, 02/15/18	2,000,000	2,159,078
FHLMC, Series 3266, Class C, 5.000%, 02/15/20	474,436	489,193
FHLMC, Series 2907, Class HC, 5.000%, 06/15/27	1,077,187	1,086,203
FHLMC, Series 2783, Class PB, 5.000%, 01/15/28	127,173	127,155
FHLMC, Series 2881, Class TC, 5.000%, 06/15/28	476,382	477,797
FHLMC, Series 2649, Class OC, 5.000%, 07/15/28	90,439	90,554
FHLMC, Series 2827, Class TC, 5.000%, 10/15/28	105,371	105,743
FHLMC, Series 2764, Class TD, 5.000%, 02/15/29	3,962,645	4,021,541
FHLMC, Series 2772, Class YE, 5.000%, 05/15/29	2,366,929	2,414,926
FHLMC, Series 2877, Class HA, 5.000%, 03/15/32	3,992,614	4,106,804
FHLMC, Series 2914, Class A, 5.000%, 06/15/32	3,179,494	3,267,142
FHLMC, Series 2558, Class UE, 5.500%, 05/15/22	484,458	498,427
FHLMC, Series 2621, Class PG, 5.500%, 12/15/31	4,809,406	5,031,176
FHLMC, Series 2429, Class HB, 6.500%, 12/15/23	436,920	501,480
Total Federal Home Loan Mortgage Corporation		125,742,204
Federal National Mortgage Association - 49.2%
FNMA, 0.555%, 11/25/30, (10/25/11) [6,8]	1,764,876	1,763,098
FNMA, 0.635%, 03/25/35, (10/25/11) [6,8]	1,901,891	1,898,975
FNMA, 1.922%, 02/01/35, (01/01/12) [6]	6,683,871	6,996,098
FNMA, 1.926%, 02/01/33, (01/01/12) [6]	2,474,995	2,572,085
FNMA, 1.935%, 08/01/33, (01/01/12) [6]	921,565	959,887
FNMA, 1.936%, 01/01/35, (12/01/11) [6]	1,486,464	1,556,179

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 49.2% (continued)
FNMA, 1.943%, 01/01/35, (12/01/11) [6]	$602,784	$629,336
FNMA, 1.950%, 08/01/34, (11/01/11) [6]	706,958	732,988
FNMA, 1.954%, 08/01/33, (01/01/12) [6]	571,312	595,733
FNMA, 1.979%, 03/01/36, (02/01/12) [6]	1,192,742	1,252,012
FNMA, 1.982%, 01/01/35, (12/01/11) [6]	499,761	524,829
FNMA, 1.989%, 01/01/24, (03/01/12) [6]	1,659,963	1,707,415
FNMA, 1.993%, 10/01/34, (01/01/12) [6]	1,467,055	1,537,014
FNMA, 2.001%, 01/01/35, (01/01/12) [6]	4,623,466	4,845,151
FNMA, 2.032%, 09/01/34, (02/01/12) [6]	2,761,080	2,894,299
FNMA, 2.048%, 06/01/34, (12/01/11) [6]	1,805,006	1,899,262
FNMA, 2.050%, 11/01/34, (12/01/11) [6]	769,744	806,197
FNMA, 2.301%, 02/01/36, (12/01/11) [6]	4,460,512	4,692,426
FNMA, 2.363%, 01/01/36, (12/01/11) [6]	201,479	212,043
FNMA, 2.367%, 04/01/35, (03/01/12) [6]	763,687	803,223
FNMA, 2.371%, 05/01/33, (04/01/12) [6]	2,383,820	2,508,341
FNMA, 2.374%, 10/01/35, (06/01/12) [6]	2,988,677	3,144,570
FNMA, 2.375%, 03/01/33, (01/01/12) [6]	1,022,126	1,066,520
FNMA, 2.378%, 12/01/33, (12/01/11) [6]	959,046	1,008,530
FNMA, 2.385%, 08/01/36, (06/01/12) [6]	378,892	399,451
FNMA, 2.402%, 06/01/33, (05/01/12) [6]	967,444	1,017,194
FNMA, 2.405%, 09/01/33, (05/01/12) [6]	1,278,327	1,346,138
FNMA, 2.408%, 08/01/34, (04/01/12) [6]	843,489	887,250
FNMA, 2.411%, 01/01/33, (12/01/11) [6]	69,976	73,597
FNMA, 2.425%, 02/01/37, (12/01/11) [6]	621,490	651,262
FNMA, 2.432%, 01/01/26, (04/01/12) [6]	690,798	730,240
FNMA, 2.455%, 10/01/33, (08/01/12) [6]	5,940,005	6,222,795
FNMA, 2.459%, 06/01/34, (06/01/12) [6]	2,537,396	2,695,590
FNMA, 2.465%, 12/01/34, (03/01/12) [6]	6,451,690	6,789,217
FNMA, 2.473%, 09/01/33, (09/01/12) [6,8]	1,030,079	1,065,014
FNMA, 2.473%, 07/01/34, (05/01/12) [6]	2,828,219	2,978,238
FNMA, 2.478%, 01/01/25, (04/01/12) [6]	888,895	940,081
FNMA, 2.555%, 11/01/34, (04/01/12) [6]	7,779,664	8,257,442
FNMA, 2.569%, 04/01/34, (02/01/12) [6]	1,292,909	1,358,874
FNMA, 2.605%, 06/01/35, (06/01/12) [6]	749,176	792,716
FNMA, 2.605%, 05/01/36, (05/01/12) [6]	257,870	272,187
FNMA, 2.610%, 01/01/36, (04/01/12) [6]	6,861,412	7,239,579
FNMA, 2.612%, 01/01/36, (12/01/11) [6]	99,876	105,282
FNMA, 2.629%, 06/01/34, (04/01/12) [6]	5,216,758	5,509,645
FNMA, 2.675%, 01/01/34, (01/01/12) [6]	4,644,045	4,898,948
FNMA, 2.685%, 01/01/33, (01/01/12) [6]	1,727,197	1,820,137
FNMA, 2.686%, 06/01/37, (05/01/12) [6]	730,717	777,359

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 49.2% (continued)
FNMA, 2.727%, 09/01/35, (08/01/12) [6]	$1,529,520	$1,608,339
FNMA, 2.942%, 03/01/36, (04/01/12) [6]	1,799,018	1,918,480
FNMA, 2.971%, 12/01/34, (02/01/12) [6]	4,910,214	5,163,960
FNMA, 2.982%, 03/01/36, (04/01/12) [6]	2,349,524	2,505,852
FNMA, 4.000%, 08/01/18	500,854	533,302
FNMA, 4.500%, 10/01/19	676,580	724,957
FNMA, 5.000%, 03/01/18 to 10/01/24	8,198,356	8,875,461
FNMA, 5.000%, 09/01/19 [8]	534,606	576,090
FNMA, 5.500%, 10/01/17 to 05/01/24	14,859,231	16,140,866
FNMA, 5.500%, 11/01/18 [8]	913,724	992,621
FNMA, 5.764%, 09/01/37, (09/01/12) [6]	519,669	554,316
FNMA, 6.000%, 03/01/17 to 11/01/23	14,765,934	15,878,027
FNMA, 6.000%, 09/01/22 [8]	2,369,414	2,592,440
FNMA, 6.500%, 04/01/17 [8]	395,394	434,335
FNMA, 6.500%, 05/01/17 to 08/01/32	2,172,487	2,412,421
FNMA, 7.000%, 09/01/14 to 11/01/22	5,068,922	5,571,961
FNMA, 7.500%, 12/01/33 to 01/01/34	165,199	190,267
FNMA Grantor Trust, Series 2003-T4, Class A1, 0.455%, 09/26/33, (10/26/11) [6]	16,886	16,672
FNMA Grantor Trust, Series 2002-T5, Class A1, 0.475%, 05/25/32, (10/25/11) [6]	395,201	377,452
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	437,958	494,693
FNMA Pass Through Securities, Series 2002-33, Class A2, 7.500%, 06/25/32	105,322	120,701
FNMA Whole Loan, Series 2005-W2, Class A1, 0.435%, 05/25/35, (10/25/11) [6,8]	3,429,200	3,420,215
FNMA Whole Loan, Series 2003-W13, Class AV2, 0.515%, 10/25/33, (10/25/11) [6,11]	62,322	62,239
FNMA Whole Loan, Series 2004-W14, Class 1AF, 0.635%, 07/25/44, (10/25/11) [6,8]	3,309,756	3,339,785
FNMA Whole Loan, Series 2004-W5, Class F1, 0.685%, 02/25/47, (10/25/11) [6]	820,682	821,268
FNMA Whole Loan, Series 2002-W1, Class 2A, 7.126%, 02/25/42 [8,9]	490,446	575,777
FNMA Whole Loan, Series 2002-W6, Class 2A, 7.151%, 06/25/42 [9]	1,590,672	1,915,545
FNMA Whole Loan, Series 2003-W1, Class 2A, 7.173%, 12/25/42 [9]	28,931	34,266
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.290%, 10/25/42 [8,9]	864,714	1,019,410
FNMA, Series 2007-25, Class FA, 0.635%, 04/25/37, (10/25/11) [6]	2,075,018	2,072,282
FNMA, Series 2003-23, Class AB, 4.000%, 03/25/17	297,317	298,458
FNMA, Series 2002-95, Class KB, 4.360%, 02/25/17	274,956	275,685
FNMA, Series 2003-23, Class AD, 4.500%, 03/25/17	155,192	155,829
FNMA, Series 2003-92, Class PD, 4.500%, 03/25/17	557,114	569,113
FNMA, Series 2002-94, Class CA, 5.000%, 05/25/17	276,009	275,947
FNMA, Series 2005-38, Class DP, 5.000%, 06/25/19	841,467	871,243
FNMA, Series 2003-5, Class EL, 5.000%, 08/25/22	1,170,954	1,210,420
FNMA, Series 2008-81, Class KA, 5.000%, 10/25/22	415,427	437,584
FNMA, Series 1994-76, Class J, 5.000%, 04/25/24	648,588	690,724
FNMA, Series 2005-15, Class EA, 5.000%, 10/25/28	391,082	395,144
FNMA, Series 2003-81, Class MB, 5.000%, 05/25/29	801,335	804,278

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 49.2% (continued)
FNMA, Series 2003-29, Class PT, 5.000%, 10/25/31	$244,229	$251,379
FNMA, Series 2005-43, Class TB, 5.000%, 07/25/32	1,806,088	1,859,452
FNMA, Series 2008-54, Class EC, 5.000%, 02/25/35	308,973	320,574
Total Federal National Mortgage Association		192,794,277
Government National Mortgage Association - 4.2%
GNMA, 1.750%, 01/20/32 to 03/20/37, (04/01/12) [6]	617,252	636,806
GNMA, 1.750%, 10/20/34, (01/01/12) [6]	324,065	334,818
GNMA, 2.000%, 03/20/35, (04/01/12) [6]	82,698	85,476
GNMA, 2.000%, 06/20/35, (07/01/12) [6]	95,645	99,058
GNMA, 2.125%, 12/20/21 to 11/20/27, (01/01/12) [6]	1,281,846	1,328,594
GNMA, 2.250%, 01/20/28, (04/01/12) [6]	64,336	66,577
GNMA, 2.375%, 06/20/22 to 05/20/33, (07/01/12) [6]	285,141	295,968
GNMA, 2.375%, 04/20/24, (07/01/12) [6,8]	577,580	599,511
GNMA, 2.375%, 05/20/27, (07/01/12) [6,8]	435,446	451,980
GNMA, 2.500%, 07/20/35, (10/01/12) [6,8]	1,303,363	1,352,254
GNMA, 2.500%, 09/20/35, (10/01/12) [6]	1,102,216	1,143,563
GNMA, 2.625%, 07/20/18 to 09/20/35, (10/01/12) [6]	3,398,603	3,534,111
GNMA, 2.750%, 10/20/17, (01/01/12) [6,8]	43,644	45,415
GNMA, 3.000%, 11/20/17 to 12/20/17, (01/01/12) [6]	96,719	100,767
GNMA, 3.000%, 03/20/21, (04/01/12) [6]	47,922	49,791
GNMA, 3.500%, 07/20/18, (10/01/12) [6]	57,121	59,549
GNMA, 3.500%, 02/20/34	86,060	86,525
GNMA, 9.500%, 12/15/17	7,970	8,991
GNMA, Series 2003-83, Class AB, 4.000%, 05/16/32	422,484	425,560
GNMA, Series 2008-38, Class NB, 4.250%, 06/16/34	4,358,277	4,587,968
GNMA, Series 2005-58, Class NJ, 4.500%, 08/20/35	280,519	284,544
GNMA, Series 2003-39, Class PB, 5.500%, 04/20/32	693,026	716,680
Total Government National Mortgage Association		16,294,506
Interest Only Strips - 2.2%
FHLMC, 4.500%, 09/15/35	223,968	25,635
FHLMC, 5.000%, 02/15/20 to 04/15/20	727,865	75,365
FHLMC, 6.471%, 11/15/18, (10/15/11) [6]	641,096	41,555
FHLMC, 6.871%, 11/15/30, (10/15/11) [6]	184,676	6,474
FHLMC, 8.000%, 06/01/31 [11]	233,960	50,009
FHLMC, Series 3449, Class AI, 4.500%, 10/15/20	784,775	16,255
FHLMC, Series 3659, Class IE, 5.000%, 03/15/19	1,760,556	159,343
FHLMC, Series 3685, Class EI, 5.000%, 03/15/19	4,016,430	320,585
FHLMC, Series 3731, Class IO, 5.000%, 07/15/19	1,849,596	188,855
FHLMC, Series 2637, Class SI, 5.771%, 06/15/18, (10/15/11) [6]	457,549	44,769
FHLMC, Series 2965, Class SA, 5.821%, 05/15/32, (10/15/11) [6]	1,785,928	321,041
FHLMC, Series 3424, Class XI, 6.341%, 05/15/36, (10/15/11) [6]	1,087,303	178,484
FHLMC, Series 2980, Class SL, 6.471%, 11/15/34, (10/15/11) [6]	893,668	178,697

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Interest Only Strips - 2.2% (continued)
FHLMC, Series 2922, Class SE, 6.521%, 02/15/35, (10/15/11) [6]	$655,251	$135,571
FHLMC, Series 2929, Class CS, 6.571%, 12/15/22, (10/15/11) [6]	165,876	5,264
FHLMC, Series 2530, Class QI, 6.771%, 01/15/32, (10/15/11)[6]	428,051	92,486
FHLMC, Series 2608, Class SJ, 6.871%, 03/15/17, (10/15/11) [6,11]	56,092	299
FHLMC, Series 2772, Class KS, 6.951%, 06/15/22, (10/15/11) [6]	208,068	6,837
FHLMC, Series 3489, Class SD, 7.571%, 06/15/32, (10/15/11) [6]	890,565	164,581
FNMA, 5.000%, 12/01/35	326,337	37,467
FNMA, 7.500%, 11/18/14 [11]	2,336	43
FNMA, 8.000%, 05/01/30 [11]	171,818	38,209
FNMA, 9.000%, 12/15/16 [11]	24,833	3,514
FNMA, Series 2008-22, Class AI, 1.097%, 09/25/12 [9]	17,300,349	142,276
FNMA, Series 2010-95, Class DI, 4.500%, 11/25/20	2,461,378	211,786
FNMA, Series 2008-86, Class IO, 4.500%, 03/25/23	3,499,584	341,466
FNMA, Series 2011-69, Class AI, 5.000%, 05/25/18	6,673,381	588,596
FNMA, Series 2010-105, Class IO, 5.000%, 08/25/20	1,717,828	175,316
FNMA, Series 2010-65, Class IO, 5.000%, 09/25/20	4,171,562	507,262
FNMA, Series 2010-29, Class KJ, 5.000%, 12/25/21	6,939,283	654,758
FNMA, Series 2010-121, Class IO, 5.000%, 10/25/25	1,887,933	163,013
FNMA, Series 2003-48, Class SJ, 5.765%, 06/25/18, (10/25/11) [6]	584,171	54,047
FNMA, Series 2005-67, Class SM, 5.915%, 08/25/35, (10/25/11) [6]	448,041	69,312
FNMA, Series 2006-3, Class SA, 5.915%, 03/25/36, (10/25/11) [6]	1,034,820	174,951
FNMA, Series 2003-73, Class SM, 6.365%, 04/25/18, (10/25/11) [6]	601,148	52,423
FNMA, Series 2005-45, Class SR, 6.485%, 06/25/35, (10/25/11) [6]	986,191	185,089
FNMA, Series 2005-12, Class SC, 6.515%, 03/25/35, (10/25/11) [6]	699,972	133,924
FNMA, Series 2008-34, Class SM, 6.515%, 05/25/38, (10/25/11) [6]	1,998,259	396,085
FNMA, Series 2005-66, Class GS, 6.615%, 07/25/20, (10/25/11) [6]	449,875	63,928
FNMA, Series 2005-65, Class KI, 6.765%, 08/25/35, (10/25/11) [6]	4,891,552	1,099,078
FNMA, Series 2004-49, Class SQ, 6.815%, 07/25/34, (10/25/11) [6]	517,140	125,496
FNMA, Series 2004-64, Class SW, 6.815%, 08/25/34, (10/25/11) [6]	2,463,188	471,104
FNMA, Series 2004-51, Class SX, 6.885%, 07/25/34, (10/25/11) [6]	803,796	143,411
GNMA, Series 2011-37, Class IG, 2.000%, 03/20/13	4,451,963	107,796
GNMA, Series 2010-111, Class BI, 2.000%, 09/16/13	5,396,077	162,998
GNMA, Series 2010-147, Class IG, 2.000%, 11/16/13	22,207,108	714,172
Total Interest Only Strips		8,829,625
U.S. Treasury Notes - 0.9%
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	3,116,126	3,849,145
Total U.S. Government and Agency Obligations (cost $342,933,640)		347,509,757
Mortgage-Backed Securities - 10.0%
Bank of America Commercial Mortgage, Inc., Series 2005-2, Class A4, 4.783%, 07/10/43 [9]	1,768,418	1,786,083
Bank of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.118%, 07/11/43	622,147	626,762
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2, 5.309%, 10/10/45	296,342	296,218

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Mortgage-Backed Securities - 10.0% (continued)
Bank of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.186%, 06/11/35	$2,066,970	$2,072,224
Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A2, 4.720%, 11/11/35 [9]	4,843,900	4,924,430
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class A2, 5.572%, 03/11/39 [9]	580,118	579,667
Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP6, Class A2, 6.460%, 10/15/36	348,879	351,895
Countrywide Home Loans, Inc., 0.735%, 02/25/35, (10/25/11) [6,8,11]	1,252,260	325,382
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.133%, 04/15/37	530,513	535,102
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A3, 4.500%, 11/15/37	1,000,000	1,000,048
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.940%,12/15/35	1,667,000	1,710,710
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A3, 6.439%, 12/15/35	544,478	549,420
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A2, 6.141%, 02/12/34	1,194,085	1,199,756
GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.349%, 08/11/36	2,850,000	2,903,090
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2, 6.070%, 06/10/38	166,896	166,763
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.269%, 12/10/35	1,145,001	1,156,136
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A3, 4.646%, 04/10/40	416,850	421,365
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	988,582	988,404
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A4, 4.529%, 01/12/37	725,011	724,473
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A3A1, 4.824%, 09/12/37	227,329	227,906
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A3A1, 4.871%, 10/15/42	2,537,264	2,532,539
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2, 5.161%, 10/12/37	3,515,000	3,607,764
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A3B, 5.559%, 04/15/43 [9]	2,356,021	2,351,344
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class A3, 6.465%, 11/15/35	198,053	197,830
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A4, 4.510%, 12/15/29	110,366	110,373
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A5, 4.720%, 12/15/29	1,318,000	1,319,326
LB-UBS Commercial Mortgage Trust, Series 2008-C8, Class A3, 4.830%, 11/15/27	501,897	508,028
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A2, 5.103%, 11/15/30	454,818	454,518
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.462%, 03/15/31	723,239	730,233
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.892%, 02/12/42	970,838	979,838
Morgan Stanley Dean Witter Capital I, Series 2002-IQ2, Class A4, 5.740%, 12/15/35	1,916,673	1,945,921
Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.865%, 03/18/36	1,493,000	1,514,698
Washington Mutual, Class 2A3, Series 2005-AR2, 0.585%, 01/25/45, (10/25/11) [6]	665,432	469,006
Total Mortgage-Backed Securities (cost $40,903,890)		39,267,252
Asset-Backed Securities - 0.2%
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 0.555%, 11/25/35, (10/25/11) [6]	905,475	702,236
Structured Asset Investment Loan Trust, 1.315%, 12/25/34, (10/25/11) [6,8]	235,318	212,694
Total Asset-Backed Securities (cost $1,141,276)		914,930

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Short-Term Investments - 7.5%
U.S. Government and Agency Discount Notes - 5.7%
FHLMC, 0.020%, 02/21/12 [4]	$11,086,000	$11,085,136
FNMA, 0.021%, 02/01/12 [4,5]	1,000,000	999,933
FNMA, 0.039%, 04/13/12 [4,5]	200,000	199,957
FNMA, 0.060%, 06/01/12 [4]	10,000,000	9,995,970
Total U.S. Government and Agency Discount Notes		22,280,996

	Shares
Other Investment Companies - 1.8% [3]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	15,506	12,405
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	6,995,191	6,995,191
Total Other Investment Companies		7,007,596
Total Short-Term Investments (cost $29,281,645)		29,288,592
Total Investments - 106.3% (cost $414,260,451)		416,980,531
Other Assets, less Liabilities - (6.3)%		(24,839,798)
Net Assets - 100.0%		$392,140,733

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 117.7% [1]
Federal Home Loan Mortgage Corporation - 36.9%
FHLMC, 2.4740%, 11/01/33, (12/01/11) [6,8]	$1,623,813	$1,692,362
FHLMC, 4.000%, TBA	1,000,000	1,046,562
FHLMC, 4.500%, 04/01/35	386,042	411,217
FHLMC, 5.000%, 05/01/18	202,721	219,211
FHLMC, 5.000%, 11/01/35 [8]	2,767,274	3,001,657
FHLMC, 5.000%, TBA	7,000,000	7,505,312
FHLMC, 5.500%, 11/01/17 to 01/01/19	839,164	911,440
FHLMC, 5.500%, 09/01/33 [8]	833,651	908,340
FHLMC, 5.500%, 05/01/34 [8]	685,927	756,385
FHLMC, 5.500%, TBA	5,100,000	5,515,172
FHLMC, 5.646%, 01/01/36, (01/01/13) [6,8]	4,325,185	4,617,009
FHLMC, 5.746%, 02/01/37, (02/01/12) [6]	123,397	131,142
FHLMC, 6.000%, 02/01/22 to 03/01/22	656,885	714,883
FHLMC, 7.500%, 07/01/34 [8]	2,011,266	2,334,650
FHLMC Gold Pool, 4.500%, 05/01/34 to 05/01/35	587,615	625,427
FHLMC Gold Pool, 4.500%, 10/01/34 [8]	1,373,127	1,462,673
FHLMC Gold Pool, 4.500%, 04/01/35 [8]	2,047,126	2,178,067
FHLMC Gold Pool, 4.500%, 10/01/35 [8]	1,532,234	1,630,241
FHLMC Gold Pool, 4.500%, 11/01/35 [8]	1,323,555	1,408,215
FHLMC Gold Pool, 4.500%, TBA	6,200,000	6,557,468
FHLMC Gold Pool, 5.000%, 10/01/18 to 08/01/19	359,063	388,572
FHLMC Gold Pool, 5.500%, 10/01/33 to 05/01/38	1,653,963	1,796,052
FHLMC Gold Pool, 5.500%, 02/01/35 [8]	1,141,019	1,242,891
FHLMC Gold Pool, 5.500%, 06/01/35 [8]	3,892,999	4,239,354
FHLMC Gold Pool, 5.500%, 06/01/35 [8]	1,227,415	1,336,617
FHLMC Gold Pool, 5.500%, 12/01/38 [8]	677,611	736,627
FHLMC Gold Pool, 6.000%, 10/01/21 [8]	2,018,673	2,198,276
FHLMC Gold Pool, 6.000%, 09/01/17 to 05/01/22	765,277	833,314
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [9]	242,051	292,528
Total Federal Home Loan Mortgage Corporation		56,691,664
Federal National Mortgage Association - 63.5%
FNMA, 0.555%, 11/25/30, (10/25/11) [6,8]	1,764,876	1,763,098
FNMA, 0.635%, 03/25/35, (10/25/11) [6,8]	1,020,270	1,018,706
FNMA, 1.945%, 07/01/33, (12/01/11) [6]	533,519	556,320
FNMA, 2.048%, 06/01/34, (12/01/11) [6,8]	1,438,718	1,513,847
FNMA, 2.187%, 02/01/36, (01/01/12) [6]	145,884	152,140
FNMA, 2.408%, 08/01/34, (04/01/12) [6]	674,791	709,800
FNMA, 2.459%, 06/01/34, (06/01/12) [6,8]	1,524,975	1,620,050
FNMA, 2.686%, 06/01/37, (05/01/12) [6]	580,745	617,814
FNMA, 4.000%, TBA	14,000,000	14,696,250

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 63.5% (continued)
FNMA, 4.500%, 10/01/40 [8]	$3,541,264	$3,761,670
FNMA, 4.500%, 11/01/40 [8]	2,461,446	2,614,645
FNMA, 4.500%, TBA	17,600,000	18,627,780
FNMA, 5.000%, 06/01/18 to 03/01/36	1,043,675	1,127,282
FNMA, 5.000%, 01/01/20 [8]	1,545,568	1,683,853
FNMA, 5.000%, 02/01/36 [8]	2,273,158	2,454,253
FNMA, 5.000%, TBA	22,000,000	23,637,187
FNMA, 5.500%, 03/01/17 to 07/01/38	4,324,794	4,715,729
FNMA, 5.500%, 01/01/19 [8]	408,140	443,381
FNMA, 5.500%, 11/01/34 [8]	1,175,989	1,284,657
FNMA, 6.000%, 08/01/17 to 11/01/22	3,318,112	3,537,752
FNMA, 6.000%, 06/01/39 [8]	1,591,407	1,746,669
FNMA, 6.000%, TBA	4,300,000	4,716,562
FNMA, 6.500%, 11/01/28 to 07/01/32	362,263	401,531
FNMA, 7.000%, 11/01/22	1,848,354	2,037,022
FNMA, Series 1994-55, Class H, 7.000%, 03/25/24 [8]	1,673,367	1,912,224
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42 [9]	144,119	169,902
Total Federal National Mortgage Association		97,520,124
Government National Mortgage Association - 15.0%
GNMA, 2.375%, 05/20/21, (07/01/12) [6]	29,859	30,993
GNMA, 3.000%, 03/20/16, (04/01/12) [6]	14,789	15,365
GNMA, 3.000%, 06/20/16, (07/01/12) [6]	20,067	20,900
GNMA, 3.000%, 08/20/17, (10/01/12) [6]	27,535	28,609
GNMA, 3.000%, 11/20/17, (01/01/12) [6]	168,757	175,818
GNMA, 3.000%, 12/20/17, (01/01/12) [6]	13,284	13,840
GNMA, 3.000%, 08/20/18, (10/01/12) [6]	61,546	63,947
GNMA, 4.500%, 06/15/39	576,528	630,233
GNMA, 4.500%, 09/15/40 [8]	970,068	1,055,581
GNMA, 4.500%, 05/15/41 [8]	3,947,399	4,295,369
GNMA, 5.000%, 09/15/39 [8]	869,244	960,440
GNMA, 5.000%, 09/15/39 [8]	882,463	975,045
GNMA, 5.000%, 10/15/39 [8]	910,791	1,001,222
GNMA, 5.000%, 10/15/39	728,075	806,053
GNMA, 5.000%, 10/15/39 [8]	1,714,293	1,884,503
GNMA, 5.000%, 11/15/39 [8]	1,818,364	2,009,135
GNMA, 5.000%, 12/15/39 [8]	1,915,499	2,105,687
GNMA, 5.000%, 09/15/41	2,200,000	2,421,873
GNMA, 5.500%, 10/15/39 [8]	3,173,548	3,520,758
GNMA, 5.500%, 11/15/39 [8]	880,436	976,762
GNMA, 7.500%, 09/15/28	19,620	22,980
GNMA, 7.500%, 11/15/31	5,406	6,370
Total Government National Mortgage Association		23,021,483

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Interest Only Strips - 2.2%
FHLMC, 4.500%, 09/15/35	$438,977	$50,245
FHLMC, 5.000%, 05/15/17 to 04/15/20	737,989	70,732
FHLMC, 6.000%, 05/01/31	4,666	668
FHLMC, 6.471%, 11/15/18, (10/15/11) [6]	509,588	33,031
FHLMC, 6.871%, 11/15/30, (10/15/11) [6]	75,078	2,632
FHLMC, 7.671%, 06/15/31, (10/15/11) [6]	41,721	7,243
FHLMC, Series 3659, Class IE, 5.000%, 03/15/19	788,430	72,195
FHLMC, Series 3685, Class EI, 5.000%, 03/15/19	1,798,680	187,262
FHLMC, Series 3731, Class IO, 5.000%, 07/15/19	815,384	83,256
FHLMC, Series 2637, Class SI, 5.771%, 06/15/18, (10/15/11) [6]	350,272	34,272
FHLMC, Series 2965, Class SA, 5.821%, 05/15/32, (10/15/11) [6]	721,262	129,655
FHLMC, Series 3424, Class XI, 6.341%, 05/15/36, (10/15/11) [6]	487,570	80,036
FHLMC, Series 2980, Class SL, 6.471%, 11/15/34, (10/15/11) [6]	404,954	80,974
FHLMC, Series 2922, Class SE, 6.521%, 02/15/35, (10/15/11) [6]	290,700	60,146
FHLMC, Series 2608, Class SJ, 6.871%, 03/15/17, (10/15/11) [6,11]	85,883	457
FHLMC, Series 2772, Class KS, 6.951%, 06/15/22, (10/15/11) [6]	159,284	5,234
FHLMC, Series 3489, Class SD, 7.571%, 06/15/32, (10/15/11) [6]	397,924	73,538
FNMA, 4.000%, 09/01/33 to 09/01/34	655,700	46,453
FNMA, 4.500%, 09/01/33	253,959	28,454
FNMA, 5.000%, 05/01/34 to 05/01/35	1,085,474	125,442
FNMA, 7.000%, 04/01/23 [11]	186,175	44,231
FNMA, 7.000%, 06/01/23 [11]	20,489	3,036
FNMA, Series 2010-95, Class DI, 4.500%, 11/25/20	1,100,073	94,654
FNMA, Series 2008-86, Class IO, 4.500%, 03/25/23	1,564,082	152,612
FNMA, Series 2011-69, Class AI, 5.000%, 05/25/18	2,498,009	220,326
FNMA, Series 2010-65, Class IO, 5.000%, 09/25/20	1,802,633	219,200
FNMA, Series 2010-29, Class KJ, 5.000%, 12/25/21	2,594,688	244,823
FNMA, Series 2010-121, Class IO, 5.000%, 10/25/25	703,488	60,742
FNMA, Series 2006-3, Class SA, 5.915%, 03/25/36, (10/25/11) [6]	447,121	75,592
FNMA, Series 2003-73, Class SM, 6.365%, 04/25/18, (10/25/11) [6]	460,204	40,132
FNMA, Series 2005-45, Class SR, 6.485%, 06/25/35, (10/25/11) [6]	437,521	82,114
FNMA, Series 2005-12, Class SC, 6.515%, 03/25/35, (10/25/11) [6]	311,141	59,530
FNMA, Series 2008-34, Class SM, 6.515%, 05/25/38, (10/25/11) [6]	888,236	176,062
FNMA, Series 2005-65, Class KI, 6.765%, 08/25/35, (10/25/11) [6]	1,961,249	367,083
FNMA, Series 2004-49, Class SQ, 6.815%, 07/25/34, (10/25/11) [6]	231,897	39,903
FNMA, Series 2004-64, Class SW, 6.815%, 08/25/34, (10/25/11) [6]	1,070,409	204,724
FNMA, Series 2004-51, Class SX, 6.885%, 07/25/34, (10/25/11) [6]	452,500	80,734
GNMA, Series 2010-111, Class BI, 2.000%, 09/16/13	2,371,700	71,641
Total Interest Only Strips		3,409,064
Total U.S. Government and Agency Obligations (cost $175,223,805)		180,642,335

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Mortgage-Backed Securities - 17.1%
American Home Loan Investment Trust, 2.537%, 06/25/45, (11/01/11) [6]	$1,483,946	$1,106,461
American Home Mortgage Assets, Series 2005-1, Class 1A1, 3.015%, 11/25/35, (11/01/11) [6]	101,777	55,450
American Home Mortgage Investment Trust, 2.218%, 02/25/45, (11/01/11) [6]	690,058	549,768
American Home Mortgage Investment Trust, 2.475%, 04/25/44, (11/01/11) [6]	164,938	115,259
American Home Mortgage Investment Trust, 2.537%, 06/25/45, (11/01/11) [6]	86,333	74,249
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2, 5.309%, 10/10/45	1,344,092	1,343,530
Bank of America Funding Corp., Series 2004-B, Class 1A2, 2.944%, 12/20/34 [9]	193,532	116,979
Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2005-3, 2.668%, 04/25/35 [9]	178,264	118,578
Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A2, 4.720%, 11/11/35 [9]	1,970,716	2,003,479
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR9, Class A3, 4.868%, 09/11/42	1,000,000	1,044,520
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class A2, 5.572%, 03/11/39 [9]	242,032	241,844
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A2, 5.426%, 09/11/41	71,517	71,476
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A3, 6.274%, 12/10/49 [9]	1,148,000	1,189,718
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	2,000,000	2,103,138
Countrywide Alternative Loan Trust, 0.535%, 05/25/35, (10/25/11) [6]	542,077	494,370
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 0.655%, 11/25/34, (10/25/11) (a) [6,11]	273,270	225,027
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 2.603%, 12/20/35 [9]	143,129	102,627
Countrywide Home Loans, Inc., Series 2005-HYB2, Class 1A4, 2.811%, 05/20/35 [9]	140,009	92,293
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A3, 4.645%, 07/15/37	2,000,000	2,079,066
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.940%, 12/15/35	1,734,000	1,779,467
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A3, 6.439%, 12/15/35	1,245,196	1,256,499
GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.349%, 08/11/36	319,000	324,942
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A3, 4.538%, 05/10/43	357,578	356,156
Goldman Sachs Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.585%, 03/25/35, (10/25/11) (a) [6,11]	282,338	227,904
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	314,888	314,831
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 1.850%, 05/25/34, (11/01/11) [6]	64,327	46,701
Harborview Mortgage Loan Trust, 2.283%, 11/19/34 [9]	108,010	66,054
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A4, 4.529%, 01/12/37	193,705	193,562
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A3B, 5.559%, 04/15/43 [9]	1,547,870	1,544,797
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class A3, 6.465%, 11/15/35	71,299	71,219
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A5, 4.720%, 12/15/29	775,000	775,780
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A2, 5.103%, 11/15/30	265,465	265,290
Master Alternative Loans Trust, 6.000%, 01/25/35 [8]	903,841	881,660
Morgan Stanley Mortgage Loan Trust, 6.228%, 08/25/35	1,365,272	1,188,828
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.585%, 03/25/35, (10/25/11) (a) [6,11]	338,190	272,645
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3, 5.679%, 10/15/48	2,206,000	2,371,863
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	1,186,840	1,228,440
Total Mortgage-Backed Securities (cost $25,418,275)		26,294,470

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Short-Term Investments - 23.9%
U.S. Government and Agency Discount Notes - 0.1%
FHLMC, 0.020%, 10/18/11 [4,5]	$150,000	$149,999

	Shares
Other Investment Companies - 23.8% [3]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	13,850	11,080
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	7,453,620	7,453,620
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.11%	29,068,499	29,068,499
Total Other Investment Companies		36,533,199
Total Short-Term Investments (cost $36,685,952)		36,683,198
Total Investments - 158.7% (cost $237,328,032)		243,620,003
Other Assets, less Liabilities - (58.7)%		(90,102,870)
Net Assets - 100.0%		$153,517,133

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Mid-Cap	$40,491,956	$1,879,242	($4,485,992)	$37,885,206
Managers AMG Chicago Equity Partners Balanced	23,471,892	1,183,625	(1,067,960)	23,587,557
Managers High Yield	33,890,428	567,654	(2,025,974)	32,432,108
Managers Fixed Income	129,556,570	9,017,407	(5,496,978)	133,076,999
Managers Short Duration Government	414,265,778	6,043,557	(3,328,804)	416,980,531
Managers Intermediate Duration Government	237,328,032	8,395,742	(2,103,771)	243,620,003

#	Rounds to less than 0.01%.
*	Non-income producing security
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2011, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Managers High Yield	$7,830,271	26.3%
Managers Fixed Income	21,731,874	16.5%
Managers Intermediate Duration Government	725,576	0.5%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 2011.

[2]	Some or all of these securities were out on loan to various brokers as of September 30, 2011, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Chicago Equity Partners Mid-Cap	$1,258,767	3.4%
Managers AMG Chicago Equity Partners Balanced	41,895	0.2%
Managers High Yield	2,613,503	8.8%
Managers Fixed Income	2,357,936	1.8%

[3]	Yield shown for an investment company represents the September 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Indicates yield to maturity at September 30, 2011.
[5]	Security pledged to cover margin requirements for open futures positions at September 30, 2011.
[6]	Floating Rate Security: The rate listed is as of September 30, 2011. Date in parenthesis represents the security’s next coupon rate reset.
[7]	Collateral received from brokers for securities lending was invested in this short-term investment.
[8]	All or part of security has been segregated for delayed delivery transactions.
[9]	Variable Rate Security: The rate listed is as of September 30, 2011 and is periodically reset subject to terms and conditions set forth in the debenture.
[10]	Payment-in-kind security: A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.
[11]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent. Illiquid securities market value at September 30, 2011, amounted to the following:

Fund	Value	% of Net Assets
Managers Fixed Income	$3,123,420	2.4%
Managers Short Duration Government	479,695	0.1%
Managers Intermediate Duration Government	773,300	0.5%

1

Notes to Schedule of Portfolio Investments (continued)

[12]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. Until August 2, 2010, each Fund’s position in Series B was being marked to market daily. Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is fair valuing its position in the ICRF daily.

[13]

Convertible Bond: A corporate, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds market value at September 30, 2011, amounted to the following:

Fund	Value	% of Net Assets
Managers Fixed Income	$12,678,792	9.6%

[14]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

Securities Transacted on a When Issued Basis

The Managers Intermediate Duration Government Fund entered into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at September 30, 2011 were as follows:

Fund	Principal Amount	Security	Current Liability
Managers Intermediate Duration Government	$5,000,000	FNMA, 4.500%, TBA	$5,303,906
	4,550,000	GNMA, 4.500%, TBA	4,943,148
	1,800,000	GNMA, 5.000%, TBA	1,976,625
	2,200,000	GNMA, 5.000%, TBA	2,410,719

Total			$14,634,398

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active , quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency, exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

2

Notes to Schedule of Portfolio Investments (continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of September 30, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2011:

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers AMG Chicago Equity Partners Mid-Cap Fund
Investments in Securities
Common Stocks [1]	$36,233,743	—	—	$36,233,743
Short-Term Investments	1,523,686	$127,777	—	1,651,463

Total Investments in Securities	$37,757,429	$127,777	—	$37,885,206

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks [1]	$13,076,402	—	—	$13,076,402
Corporate Bonds [2]	—	$1,226,738	—	1,226,738
U.S. Government and Agency Obligations
Federal Home Loan Bank	—	692,795	—	692,795
Federal Home Loan Mortgage Corporation	—	1,508,609	—	1,508,609
Federal National Mortgage Association	—	3,810,138	—	3,810,138
United States Treasury Securities	—	1,352,388	—	1,352,388
Mortgage-Backed Securities	—	243,391	—	243,391
Short-Term Investments	1,654,383	22,713	—	1,677,096

Total Investments in Securities	$14,730,785	$8,856,772	—	$23,587,557

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers High Yield Fund
Investments in Securities
Common Stocks [1]	$109,359	—	—	$109,359
Corporate Bonds [2]	—	$28,362,628	—	28,362,628
Exchange Traded Fund	452,375	—	—	452,375
Short-Term Investments	3,437,546	70,200	—	3,507,746

Total Investments in Securities	$3,999,280	$28,432,828	—	$32,432,108

3

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers Fixed Income Fund
Investments in Securities
Corporate Bonds [2]	—	$87,552,656	—	$87,552,656
Asset-Backed Securities	—	5,622,036	—	5,622,036
Mortgage-Backed Securities	—	666,366	—	666,366
Foreign Government Obligations	—	11,019,988	—	11,019,988
Municipal Bonds	—	2,155,737	—	2,155,737
Common Stocks	$22,538,144	—	—	22,538,144
Preferred Stocks	917,654	—	—	917,654
Short-Term Investments	2,406,360	198,058	—	2,604,418

Total Investments in Securities	$25,862,158	$107,214,841	—	$133,076,999

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers Short Duration Government Fund
Investments in Securities
U.S. Government and Agency Obligations	—	$347,509,757	—	$347,509,757
Mortgage-Backed Securities	—	39,267,252	—	39,267,252
Asset-Backed Securities	—	914,930	—	914,930
Short-Term Investments:
U.S. Government and Agency Discount Notes	—	22,280,996	—	22,280,996
Other Investment Companies	$6,995,191	12,405	—	7,007,596

Total Investments in Securities	$6,995,191	$409,985,340	—	$416,980,531

Derivatives [3]
Interest Rate Futures Contracts	($1,201,188)	—	—	($1,201,188)

Total Derivatives	($1,201,188)	—	—	($1,201,188)

4

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers Intermediate Duration Government Fund
Investments in Securities
U.S. Government and Agency Obligations	—	$180,642,335	—	$180,642,335
Mortgage-Backed Securities	—	26,294,470	—	26,294,470
Short-Term Investments:
U.S. Government and Agency Discount Notes	—	149,999	—	149,999
Other Investment Companies	$36,522,119	11,080	—	36,533,199

Total Investments in Securities	$36,522,119	$207,097,884	—	$243,620,003

Derivatives [3]
Interest Rate Futures Contracts	($353,476)	—	—	($353,476)

Total Derivatives	($353,476)	—	—	($353,476)

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of the corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.
[3]

Derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Futures Contracts

The Managers Short Duration and Intermediate Duration Government Funds invest in interest rate futures contracts for risk management purposes in order to reduce the interest rate risk of fixed income securities. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of September 30, 2011:

Managers Short Duration Government Fund

The market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2011 amounted to $219,949.

	Number of			Unrealized
Type	Contracts	Position	Expiration	Gain/(Loss)
2-Year U.S. Treasury Note	24	Long	December 2011	($7,560)
5-Year U.S. Treasury Note	131	Long	December 2011	(1,328)
10-Year U.S. Treasury Note	4	Long	December 2011	(1,448)
U.S. Treasury Long Bond	31	Short	December 2011	(219,687)
5-Year Interest Rate Swap	95	Short	December 2011	11,638
10-Year Interest Rate Swap	68	Short	December 2011	(93,139)
3-Month Eurodollar	27	Short	March 2012 - March 2014	(188,830)
3-Month Eurodollar	29	Short	June 2012 - June 2013	(245,585)
3-Month Eurodollar	19	Short	September 2012 - September 2013	(140,973)
3-Month Eurodollar	38	Short	December 2011 - December 2013	(314,278)

Total				($1,201,188)

5

Notes to Schedule of Portfolio Investments (continued)

Managers Intermediate Duration Government Fund

The market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2011 amounted to $99,999.

	Number of			Unrealized
Type	Contracts	Position	Expiration	Gain/(Loss)
2-Year U.S. Treasury Note	6	Short	December 2011	$1,782
5-Year U.S. Treasury Note	26	Long	December 2011	(3,049)
10-Year U.S. Treasury Note	5	Long	December 2011	3,933
U.S. Treasury Long Bond	3	Long	December 2011	21,227
5-Year Interest Rate Swap	21	Short	December 2011	2,573
10-Year Interest Rate Swap	28	Short	December 2011	(38,351)
3-Month Eurodollar	9	Short	March 2012 - March 2013	(71,973)
3-Month Eurodollar	9	Short	June 2012 - June 2013	(75,973)
3-Month Eurodollar	9	Short	September 2012 - September 2013	(79,098)
3-Month Eurodollar	14	Short	December 2011 - December 2013	(114,548)

Total				($353,476)

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.	GDIF:	Global Debt Insurance Facility
AMBAC:	American Municipal Bond Assurance Corp.	GMAC:	General Motors Acceptance Corporation
BHAC:	Berkshire Hathaway Assurance Corp.	GNMA:	Government National Mortgage Association
FHLB:	Federal Home Loan Bank	GSR:	Goldman Sachs REMIC
FHLMC:	Federal Home Loan Mortgage Corp.	National:	National Public Finance Guarantee Group
FNMA:	Federal National Mortgage Association	REIT:	Real Estate Investment Trust
		TBA:	To Be Announced

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

AUD:	Australian Dollar	MXN:	Mexican Peso
BRL:	Brazilian Real	NZD:	New Zealand Dollar
CAD:	Canadian Dollar	SGD:	Singapore Dollar
EUR:	Euro

Security Ratings (unaudited):

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	B	BBB	BB	Below BB	Not Rated
Managers Short Duration Government Fund	99.80%	0.00%	0.00%	0.20%	0.00%	0.00%	0.00%	0.00%
Managers Intermediate Duration Government Fund	98.60%	0.00%	0.20%	1.00%	0.00%	0.00%	0.20%	0.00%
Managers High Yield Fund	0.00%	0.00%	0.00%	53.60%	2.50%	30.10%	12.40%	1.40%
Managers Fixed Income Fund	10.40%	1.30%	27.30%	0.00%	46.30%	10.00%	4.40%	0.30%

6

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: November 18, 2011

By:	/s/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: November 18, 2011